UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

FPA Crescent Fund
Institutional Class/FPACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$55	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Institutional Class (“Fund” or “Crescent”) gained 8.76% in the trailing six months 2024 and 16.37% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the six-month period were 11.30% and 15.29%; 19.38% and 24.56% for the trailing-twelve month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken several steps to return value to shareholders and improve awareness of the company's underlying business strength, including repurchasing shares, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank stocks) from a profoundly depressed level of less than 50% of tangible book value to a modestly depressed level of 70%. We expect the company to deliver significantly improved results and sizable capital returns over the next few years.
TOP PERFORMANCE DETRACTORS*
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding with fiber assets and fixed wireless has proven to be meaningful. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Compounding matters, its relatively high leverage ratio adds volatility to its stock price. We look forward to the company demonstrating the competitive strength of its converged (fixed and wireless) connectivity offering, ramping down capital spending, and reaccelerating share repurchases.
CarMax is the largest independent used vehicle dealer in the US. With 245 locations and 30 years of operating experience, CarMax has built a strong brand focused on providing the best user experience for buying a used car. CarMax uses the data from its millions of vehicles purchased and sold to understand the right price to buy, recondition, and sell used vehicles, and as a result, has consistently generated an industry-leading gross profit per unit (GPU) for decades. We believe each part of CarMax’s sales proposition would be difficult for smaller independent peers to replicate, let alone the entire customer value proposition. Even Carvana, CarMax’s best-known peer, lacks:
    1. The option to shop in-store or test-drive the vehicle for 24 hours before purchase.
    2. CarMax’s range of finance providers.
    3. CarMax’s 10-day money back guarantee (Carvana has a shorter 7-day money-back guarantee).
While a recent downturn in used vehicle sales due to the impact of higher inflation and interest rates on monthly vehicle payments has hurt CarMax’s recent volumes and market share, we believe it continues to improve the customer experience, which we think will result in increased vehicle sales volumes and market share gains within its existing store base that should drive higher profits per vehicle and improve the company’s returns on invested capital. As of year-end 2023, CarMax has ~4% of the fragmented used vehicle market, and while we don’t know exactly how big the company can ultimately grow, a good long-term yardstick is CarMax’s oldest stores, which have 10%+ market share (which is still growing).
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 6/30/2024, the positions sizes for the securities mentioned as a percentage of net assets was: Holcim (3.3%), Citigroup (2.7%), Charter (1.1%), and CarMax (1.1%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	10 Years
FPA Crescent Fund (Institutional Class/FPACX)	8.76%	16.37%	9.96%	7.50%
MSCI All Country World Index	11.30%	19.38%	10.76%	8.43%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	8.70%	15.42%	9.01%	8.38%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Consumer Price Index (US) CPI	1.36%	3.03%	4.15%	2.79%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/overview/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,379,527,285
Total number of portfolio holdings	164
Total advisory fee paid/(reimbursed)	$45,408,257
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
UMB Distribution Services, LLC serves as the Fund's distributor.
FPA Crescent Fund
Investor Class/FPFRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of April 30, 2024 (commencement of operations) to June 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)[1]	$20	1.15%
[1]
The Investor Class commenced operations on April 30, 2024.  If the Investor Class had been operational for the entire semi-annual period of January 1, 2024 to June 30, 2024, expenses would have been higher.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Investor Class (“Fund” or “Crescent”) gained 8.71%1 in the trailing six months 2024 and 16.26%1 in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the six-month period were 11.30% and 15.29%; 19.38% and 24.56% for the trailing-twelve month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken several steps to return value to shareholders and improve awareness of the company's underlying business strength, including repurchasing shares, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank stocks) from a profoundly depressed level of less than 50% of tangible book value to a modestly depressed level of 70%. We expect the company to deliver significantly improved results and sizable capital returns over the next few years.
TOP PERFORMANCE DETRACTORS*
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding with fiber assets and fixed wireless has proven to be meaningful. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Compounding matters, its relatively high leverage ratio adds volatility to its stock price. We look forward to the company demonstrating the competitive strength of its converged (fixed and wireless) connectivity offering, ramping down capital spending, and reaccelerating share repurchases.
CarMax is the largest independent used vehicle dealer in the US. With 245 locations and 30 years of operating experience, CarMax has built a strong brand focused on providing the best user experience for buying a used car. CarMax uses the data from its millions of vehicles purchased and sold to understand the right price to buy, recondition, and sell used vehicles, and as a result, has consistently generated an industry-leading gross profit per unit (GPU) for decades. We believe each part of CarMax’s sales proposition would be difficult for smaller independent peers to replicate, let alone the entire customer value proposition. Even Carvana, CarMax’s best-known peer, lacks:
    1. The option to shop in-store or test-drive the vehicle for 24 hours before purchase.
    2. CarMax’s range of finance providers.
    3. CarMax’s 10-day money back guarantee (Carvana has a shorter 7-day money-back guarantee).
While a recent downturn in used vehicle sales due to the impact of higher inflation and interest rates on monthly vehicle payments has hurt CarMax’s recent volumes and market share, we believe it continues to improve the customer experience, which we think will result in increased vehicle sales volumes and market share gains within its existing store base that should drive higher profits per vehicle and improve the company’s returns on invested capital. As of year-end 2023, CarMax has ~4% of the fragmented used vehicle market, and while we don’t know exactly how big the company can ultimately grow, a good long-term yardstick is CarMax’s oldest stores, which have 10%+ market share (which is still growing).
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 6/30/2024, the positions sizes for the securities mentioned as a percentage of net assets was: Holcim (3.3%), Citigroup (2.7%), Charter (1.1%), and CarMax (1.1%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market.
1Investor Class shares commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.”
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	10 Years
FPA Crescent Fund (Investor Class/FPFRX)[1]	8.71%	16.26%	9.85%	7.40%
MSCI All Country World Index	11.30%	19.38%	10.76%	8.43%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	8.70%	15.42%	9.01%	8.38%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Consumer Price Index (US) CPI	1.36%	3.03%	4.15%	2.79%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/overview/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,379,527,285
Total number of portfolio holdings	164
Total advisory fee paid/(reimbursed)	$45,408,257
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
UMB Distribution Services, LLC serves as the Fund's distributor.
FPA Crescent Fund
Supra Institutional Class/FPCSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$51	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Supra Institutional Class (“Fund” or “Crescent”) gained 8.81% in the trailing six months 2024 and 16.46% in the trailing twelve months on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the six-month period were 11.30% and 15.29%; 19.38% and 24.56% for the trailing-twelve month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken several steps to return value to shareholders and improve awareness of the company's underlying business strength, including repurchasing shares, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank stocks) from a profoundly depressed level of less than 50% of tangible book value to a modestly depressed level of 70%. We expect the company to deliver significantly improved results and sizable capital returns over the next few years.
TOP PERFORMANCE DETRACTORS*
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding with fiber assets and fixed wireless has proven to be meaningful. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Compounding matters, its relatively high leverage ratio adds volatility to its stock price. We look forward to the company demonstrating the competitive strength of its converged (fixed and wireless) connectivity offering, ramping down capital spending, and reaccelerating share repurchases.
CarMax is the largest independent used vehicle dealer in the US. With 245 locations and 30 years of operating experience, CarMax has built a strong brand focused on providing the best user experience for buying a used car. CarMax uses the data from its millions of vehicles purchased and sold to understand the right price to buy, recondition, and sell used vehicles, and as a result, has consistently generated an industry-leading gross profit per unit (GPU) for decades. We believe each part of CarMax’s sales proposition would be difficult for smaller independent peers to replicate, let alone the entire customer value proposition. Even Carvana, CarMax’s best-known peer, lacks:
    1. The option to shop in-store or test-drive the vehicle for 24 hours before purchase.
    2. CarMax’s range of finance providers.
    3. CarMax’s 10-day money back guarantee (Carvana has a shorter 7-day money-back guarantee).
While a recent downturn in used vehicle sales due to the impact of higher inflation and interest rates on monthly vehicle payments has hurt CarMax’s recent volumes and market share, we believe it continues to improve the customer experience, which we think will result in increased vehicle sales volumes and market share gains within its existing store base that should drive higher profits per vehicle and improve the company’s returns on invested capital. As of year-end 2023, CarMax has ~4% of the fragmented used vehicle market, and while we don’t know exactly how big the company can ultimately grow, a good long-term yardstick is CarMax’s oldest stores, which have 10%+ market share (which is still growing).
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 6/30/2024, the positions sizes for the securities mentioned as a percentage of net assets was: Holcim (3.3%), Citigroup (2.7%), Charter (1.1%), and CarMax (1.1%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000,000
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	Since Inception[1]
FPA Crescent Fund (Supra Institutional Class/FPCSX)	8.81%	16.46%	12.68%
MSCI All Country World Index	11.30%	19.38%	11.02%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	8.70%	15.42%	7.71%
S&P 500 Index	15.29%	24.56%	14.74%
Consumer Price Index (US) CPI	1.36%	3.03%	5.00%
1	Supra Institutional Class commenced operations on September 4, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/overview/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,379,527,285
Total number of portfolio holdings	164
Total advisory fee paid/(reimbursed)	$45,408,257
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.6%
Holcim AG	3.3%
Analog Devices, Inc.	3.1%
Meta Platforms, Inc. - Class A	3.0%
Citigroup, Inc.	2.7%
Comcast Corp. - Class A	2.7%
TE Connectivity Ltd.	2.7%
International Flavors & Fragrances, Inc.	2.4%
Alphabet, Inc. - Class C	2.4%
Jefferies Financial Group, Inc.	2.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
UMB Distribution Services, LLC serves as the Fund's distributor.
FPA Flexible Fixed Income Fund
Advisor Class/FFIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$30	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending June 30, 2024, the FPA Flexible Fixed Income Fund’s Advisor Class (“Fund”) net return was 7.84%, which includes reinvestment of all distributions and for the six-month period, net return was 2.37%.
What affected the Fund’s performance?
Most recently citing “modest further progress” toward its inflation objective, the Federal Reserve left the Fed Funds rate unchanged during the quarter.1 The Federal Reserve further explained that it is looking for “greater confidence that inflation is moving sustainably toward two percent” before reducing the Fed Funds rate.2 Treasury yields increased by 35-54 basis points across the yield curve during the first half of 2024 while, generally, debt market spreads did not change meaningfully, notwithstanding changes in spreads in certain segments of the market.3
We have been taking of advantage higher yields to buy longer-duration bonds, because we believe these bonds not only offer an attractive absolute long-term return but also improve the short-term return profile of the portfolio. During the second quarter, we bought fixed-rate, High Quality bonds including agency-guaranteed residential mortgage pools, non-agency residential mortgage-backed securities (RMBS), agency-guaranteed commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) backed by equipment, ABS backed by prime quality auto loans, non-agency CMBS backed by single-family rental properties, and ABS backed by credit card receivables. These investments had a weighted average life of 6.4 years and a weighted average duration of 5.3 years. We also extended the duration of the Fund’s Treasury holdings.
We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk.4 On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
Fund performance can be attributed to the following:5
The largest contributors to performance during the first half of 2024 were collateralized loan obligations (CLO) backed by corporate loans which benefited from coupon payments and higher prices due to lower spreads. The second largest contributors to performance were the corporate bond and loan holdings with the return due to a combination of coupon payments and price appreciation caused by a decrease in spreads. The third largest contributors to performance were asset-backed securities (ABS) backed by equipment due to coupon payments, partially offset by lower prices caused by an increase in risk-free rates.
The only detractor from performance was the Fund’s Treasury holdings due to a decrease in price caused by an increase in risk-free rates. While there were other individual bonds that detracted from performance, there were no other detractors at the sector level.
1 Federal Reserve Open Market Committee statement on 6/12/2024.
2 Federal Reserve Chairman Jerome Powell’s press conference on 6/12/2024.
3 Source: Bloomberg. Debt market is represented by the Bloomberg U.S. Aggregate Bond index. Basis Point (bps) is equal to one hundredth of one percent, or 0.01%. Credit Spread or Spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.
4 The ratings agencies that provide ratings are the Nationally Recognized Statistical Ratings Organizations (NRSROs): DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody’s Investors Service, Inc., and S&P Global Ratings. Credit ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings of BB and below are lower-rated securities (junk bonds). High-yielding, non-investment grade bonds (junk bonds) involve higher risks than investment grade bonds. Bonds with credit ratings of CCC or below have higher default risk.
5 This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com.
Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	Since Inception[1]
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	2.37%	7.84%	2.81%
Bloomberg US Universal Bond Index	-0.28%	3.47%	-2.17%
Consumer Price Index Seasonally Adjusted + 2% Wrap	2.41%	5.05%	7.51%
1	Advisor Class commenced operations on April 19, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/overview/flexible-fixed-income for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,149,171,922
Total number of portfolio holdings	361
Total advisory fee paid/(reimbursed)	$2,356,759
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 3/31/2029	4.6%
U.S. Treasury Note, 4.250%, 2/28/2029	3.7%
U.S. Treasury Note, 4.000%, 1/31/2029	2.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.0%
Fannie Mae Pool, 1.500%, 8/1/2036	0.9%
Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060%, 11/15/2030	0.9%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.9%
Midcap Financial Issuer Trust, 6.500%, 5/1/2028	0.9%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective May 1, 2024, the Fund's Advisor Class the contractual expense limit was changed from 0.60% to 0.604%.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
UMB Distribution Services, LLC serves as the Fund's distributor.
FPA Flexible Fixed Income Fund
Institutional Class/FPFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$28	0.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending June 30, 2024, the FPA Flexible Fixed Income Fund’s Institutional Class (“Fund”) net return was 7.87%, which includes reinvestment of all distributions and for the six-month period, net return was 2.39%.
What affected the Fund’s performance?
Most recently citing “modest further progress” toward its inflation objective, the Federal Reserve left the Fed Funds rate unchanged during the quarter.1 The Federal Reserve further explained that it is looking for “greater confidence that inflation is moving sustainably toward two percent” before reducing the Fed Funds rate.2 Treasury yields increased by 35-54 basis points across the yield curve during the first half of 2024 while, generally, debt market spreads did not change meaningfully, notwithstanding changes in spreads in certain segments of the market.3
We have been taking of advantage higher yields to buy longer-duration bonds, because we believe these bonds not only offer an attractive absolute long-term return but also improve the short-term return profile of the portfolio. During the second quarter, we bought fixed-rate, High Quality bonds including agency-guaranteed residential mortgage pools, non-agency residential mortgage-backed securities (RMBS), agency-guaranteed commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) backed by equipment, ABS backed by prime quality auto loans, non-agency CMBS backed by single-family rental properties, and ABS backed by credit card receivables. These investments had a weighted average life of 6.4 years and a weighted average duration of 5.3 years. We also extended the duration of the Fund’s Treasury holdings.
We do not generally view Credit (investments rated BBB or lower) as attractively priced but we continue to search and will seek to opportunistically invest in Credit when we believe that the price adequately compensates for the risk of permanent impairment of capital and near-term mark-to-market risk.4 On an absolute basis, we still see an attractive opportunity to buy longer duration, High Quality bonds (rated single-A or higher) which we believe will enhance the Fund’s long-term returns and the Fund’s short-term upside versus downside return profile.
Fund performance can be attributed to the following:5
The largest contributors to performance during the first half of 2024 were collateralized loan obligations (CLO) backed by corporate loans which benefited from coupon payments and higher prices due to lower spreads. The second largest contributors to performance were the corporate bond and loan holdings with the return due to a combination of coupon payments and price appreciation caused by a decrease in spreads. The third largest contributors to performance were asset-backed securities (ABS) backed by equipment due to coupon payments, partially offset by lower prices caused by an increase in risk-free rates.
The only detractor from performance was the Fund’s Treasury holdings due to a decrease in price caused by an increase in risk-free rates. While there were other individual bonds that detracted from performance, there were no other detractors at the sector level.
1 Federal Reserve Open Market Committee statement on 6/12/2024.
2 Federal Reserve Chairman Jerome Powell’s press conference on 6/12/2024.
3 Source: Bloomberg. Debt market is represented by the Bloomberg U.S. Aggregate Bond index. Basis Point (bps) is equal to one hundredth of one percent, or 0.01%. Credit Spread or Spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.
4 The ratings agencies that provide ratings are the Nationally Recognized Statistical Ratings Organizations (NRSROs): DBRS, Inc., Fitch Ratings, Inc., Kroll Bond Rating Agency, Inc., Moody’s Investors Service, Inc., and S&P Global Ratings. Credit ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings of BB and below are lower-rated securities (junk bonds). High-yielding, non-investment grade bonds (junk bonds) involve higher risks than investment grade bonds. Bonds with credit ratings of CCC or below have higher default risk.
5 This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at fpa.com.
Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	Since Inception[1]
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	2.39%	7.87%	3.17%	3.37%
Bloomberg US Universal Bond Index	-0.28%	3.47%	0.11%	1.26%
Consumer Price Index Seasonally Adjusted + 2% Wrap	2.41%	5.05%	6.25%	6.04%
1	Institutional Class commenced operations on December 31, 2018.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/overview/flexible-fixed-income for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,149,171,922
Total number of portfolio holdings	361
Total advisory fee paid/(reimbursed)	$2,356,759
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 3/31/2029	4.6%
U.S. Treasury Note, 4.250%, 2/28/2029	3.7%
U.S. Treasury Note, 4.000%, 1/31/2029	2.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.4%
U.S. Treasury Note, 4.625%, 9/30/2030	1.0%
Fannie Mae Pool, 1.500%, 8/1/2036	0.9%
Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060%, 11/15/2030	0.9%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.9%
Midcap Financial Issuer Trust, 6.500%, 5/1/2028	0.9%
Fannie Mae Pool, 1.000%, 12/1/2036	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective May 1, 2024, the Fund's Institutional Class the contractual expense limit was changed from 0.55% to 0.554%.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated April 30, 2024 at https://fpa.com/funds/overview/flexible-fixed-income.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
UMB Distribution Services, LLC serves as the Fund's distributor.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Crescent Fund

(Institutional Class: FPACX)

(Investor Class: FPFRX)

(Supra Institutional Class: FPCSX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

FPA Crescent Fund

A series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Crescent Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 5.3%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	$12,115,459
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,328,615)	12,115,459
	CONVERTIBLE BONDS — 1.8%
	Delivery Hero AG
2,600,000	1.000%, 4/30/2026	2,513,555
86,200,000	1.000%, 1/23/2027	76,357,064
1,600,000	1.500%, 1/15/2028	1,319,539
4,300,000	3.250%, 2/21/2030	4,006,342
	Wayfair, Inc.
84,672,000	0.625%, 10/1/2025	78,746,061
4,278,000	1.000%, 8/15/2026	3,848,994
	Zillow Group, Inc.
1,703,000	2.750%, 5/15/2025	1,716,440
12,336,000	1.375%, 9/1/2026	14,872,417
	TOTAL CONVERTIBLE BONDS
	(Cost $176,608,356)	183,380,412
	CORPORATE BANK DEBT — 0.9%
	CB&I STS Delaware LLC
	13.096% (3-Month Term SOFR+776.2 basis points),
41,356,147	12/31/2026(b),(c),(d),(e),(f),(g)	41,769,708
	Cornerstone OnDemand, Inc.
2,525,781	9.343% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(d),(g)	2,374,234
	Farfetch U.S. Holdings, Inc.
21,182,895	11.575% (3-Month Term SOFR+625 basis points), 10/20/2027(b),(d),(g)	19,647,135
	Lealand Finance Company B.V. Senior Exit LC
(26,423,879)	3.500%, 6/30/2027(b),(c),(d),(e),(g),(h),(i)	(14,112,245)
	Lealand Reficar LC Term Loan
2,484,394	12.798% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(g),(h),(i)	2,065,454
	McDermott LC
31,488,530	9.593%, 6/30/2027(b),(c),(d),(e),(g),(h)	16,374,036
	McDermott Tanks Escrow LC
7,265,394	6.346% (3-Month Term SOFR+101.2 basis points), 12/31/2026(b),(c),(d),(e),(g)	3,778,005
	McDermott Technology Americas, Inc.
1,074,221	8.458% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(c),(d),(g)	590,821
38,775,902	9.457% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(f),(g)	17,061,397
	Vision Solutions, Inc.
2,525,553	11.750% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(d),(g)	2,484,513
	TOTAL CORPORATE BANK DEBT
	(Cost $144,966,055)	92,033,058

1

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.3%
	ENERGY — 0.0%
	Gulfport Energy Corp.
$637,767	8.000%, 5/17/2026	$641,976
	FINANCIALS — 0.3%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	17,595,358
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	2,351,845
	Vornado Realty LP
8,815,000	3.500%, 1/15/2025	8,682,775
8,623,000	2.150%, 6/1/2026	7,914,448
		36,544,426
	TOTAL CORPORATE BONDS
	(Cost $33,647,812)	37,186,402
	U.S. TREASURY NOTES & BONDS — 2.2%
	U.S. Treasury Note
231,000,000	5.000%, 8/31/2025	230,783,784
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $231,394,400)	230,783,784
	TOTAL BONDS & DEBENTURES
	(Cost $597,945,238)	555,499,115

Number of Shares
	CLOSED-END FUNDS — 0.1%
4,756,180	Altegrity, Inc.(e),(g)	11,081,900
	TOTAL CLOSED-END FUNDS
	(Cost $0)	11,081,900
	COMMON STOCKS — 62.1%
	AEROSPACE & DEFENSE — 2.1%
796,571	Howmet Aerospace, Inc.	61,837,807
724,451	Safran S.A.	153,144,814
		214,982,621
	APPAREL & TEXTILE PRODUCTS — 0.9%
606,475	Cie Financiere Richemont S.A. - Class A	94,666,799
	ASSET MANAGEMENT — 1.3%
273,088	Groupe Bruxelles Lambert N.V.	19,491,663
408,466	LPL Financial Holdings, Inc.	114,084,554
457,176	Pershing Square Tontine Holdings Ltd.(e),(g)	-
		133,576,217
	BANKING — 4.7%
4,452,588	Citigroup, Inc.	282,561,234
3,496,861	Wells Fargo & Co.	207,678,575
		490,239,809

2

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BEVERAGES — 2.7%
2,137,538	Heineken Holding N.V.	$168,590,355
4,857,064	JDE Peet’s N.V.	96,745,974
2,186,351	Swire Pacific Ltd. - Class A	19,318,260
		284,654,589
	BIOTECH & PHARMA — 0.4%
152,000	Bio-Rad Laboratories, Inc.*	41,512,720
	CABLE & SATELLITE — 3.8%
393,387	Charter Communications, Inc. - Class A*	117,606,978
7,087,694	Comcast Corp. - Class A	277,554,097
		395,161,075
	CHEMICALS — 2.4%
2,596,396	International Flavors & Fragrances, Inc.	247,202,863
	COMMERCIAL SUPPORT SERVICES — 0.1%
228,457	Eurofins Scientific S.E.	11,388,599
2,654	Rentokil Initial PLC	15,472
		11,404,071
	CONSTRUCTION MATERIALS — 3.3%
3,902,547	Holcim AG*	345,821,694
	E-COMMERCE DISCRETIONARY — 2.2%
1,810,103	Alibaba Group Holding Ltd.	16,341,481
1,075,603	Amazon.com, Inc.*	207,860,280
		224,201,761
	ELECTRIC UTILITIES — 0.9%
2,241,472	FirstEnergy Corp.	85,781,133
720,710	PG&E Corp.	12,583,597
		98,364,730
	ELECTRICAL EQUIPMENT — 2.7%
1,833,926	TE Connectivity Ltd.	275,877,488
	ENGINEERING & CONSTRUCTION — 0.9%
56,585,375	McDermott International, Ltd.*,(c),(e),(g)	16,409,759
694,573	Samsung C&T Corp.	71,652,282
		88,062,041
	ENTERTAINMENT CONTENT — 0.6%
33,130	Epic Games, Inc.(e),(g)	8,812,580
2,861,357	Nexon Co., Ltd.	52,909,050
		61,721,630
	FOOD — 0.2%
1,628,225	Herbalife Ltd.*	16,917,258
	HEALTH CARE FACILITIES & SVCS — 0.7%
233,915	ICON PLC*	73,325,334

3

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL SUPPORT SERVICES — 1.3%
699,096	Ferguson PLC	$135,379,940
	INSTITUTIONAL FINANCIAL SVCS — 2.3%
4,697,583	Jefferies Financial Group, Inc.	233,751,730
	INSURANCE — 1.5%
540,107	Aon PLC - Class A	158,564,613
	INTERNET MEDIA & SERVICES — 11.3%
2,056,031	Alphabet, Inc. - Class A	374,506,047
1,340,310	Alphabet, Inc. - Class C	245,839,660
551,839	Delivery Hero S.E.*	13,089,777
646,495	Just Eat Takeaway.com N.V.*	7,778,295
629,810	Meta Platforms, Inc. - Class A	317,562,798
58,893	Netflix, Inc.*	39,745,708
2,882,508	Prosus N.V.*	102,668,897
951,959	Uber Technologies, Inc.*	69,188,380
		1,170,379,562
	LEISURE FACILITIES & SERVICES — 1.6%
1,533,842	Entain PLC	12,214,896
402,415	Marriott International, Inc. - Class A	97,291,875
308,095	Vail Resorts, Inc.	55,497,152
		165,003,923
	METALS & MINING — 1.4%
25,011,010	Glencore PLC*	142,617,452
55,123	Metals Acquisition Corp. - Class A*	754,634
		143,372,086
	OIL & GAS PRODUCERS — 1.6%
420,528	Gulfport Energy Corp.*	63,499,728
5,262,897	Kinder Morgan, Inc.	104,573,763
		168,073,491
	OTHER COMMON STOCK — 0.2%
—	Other Common Stock(k)	25,028,700
	REIT — 1.0%
4,120,722	Douglas Emmett, Inc.	54,846,810
1,668,698	Vornado Realty Trust	43,870,070
		98,716,880
	RETAIL - DISCRETIONARY — 1.1%
1,521,148	CarMax, Inc.*	111,560,994
	SEMICONDUCTORS — 5.3%
1,420,350	Analog Devices, Inc.	324,209,091
56,193	Broadcom, Inc.	90,219,547

4

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
512,600	NXP Semiconductors N.V.	$137,935,534
		552,364,172
	TECHNOLOGY HARDWARE — 2.2%
418,505	Dell Technologies, Inc. - Class C	57,716,025
1,942,412	NCR Atleos Corp.*	52,483,972
2,751,836	NCR Voyix Corp.*	33,985,175
1,626,680	Nintendo Co., Ltd.	86,505,526
		230,690,698
	TECHNOLOGY SERVICES — 0.8%
1,430,916	LG Corp.	83,786,291
	TRANSPORTATION EQUIPMENT — 0.6%
422,836	Westinghouse Air Brake Technologies Corp.	66,829,230
	TOTAL COMMON STOCKS
	(Cost $3,704,487,661)	6,441,195,010
	LIMITED PARTNERSHIPS — 2.6%
150,000	Footpath Ventures SPV IV LP(g),(l)	12,451,569
2,073,734	FPS Group Ltd.(c),(e),(g)	219,391,056
107,799	FPS Shelby Holdco I LLC(c),(e),(g)	8,876,467
958,312	GACP II LP(g),(l)	2,755,180
1,146,250	Sound Holding FP(c),(e),(g)	22,692,387
120,000	U.S. Farming Realty Trust II LP(c),(e),(g)	2,982,096
	TOTAL LIMITED PARTNERSHIPS
	(Cost $159,402,891)	269,148,755
	PREFERRED STOCKS — 0.1%
	ENERGY — 0.0%
1,345	Gulfport Energy Corp., 10.000%, (e)	1,256,051

	INDUSTRIALS — 0.1%
26,288	McDermott International, Ltd., 8.000%, (c),(e),(g)	4,854,471
	TOTAL PREFERRED STOCKS
	(Cost $2,473,080)	6,110,522
	WARRANTS (SPAC) — 0.0%
18,063	American Oncology Network, Inc., Expiration Date: March 31, 2028*	542
160,436	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	9,626
266,952	BigBear.ai Holdings, Inc., Expiration Date: December 31, 2028*	42,045
173,528	Brand Engagement Network, Inc., Expiration Date: December 31, 2027*	5,588
1,007,550	BurTech Acquisition Corp., Expiration Date: December 18, 2026*	251,888
123,284	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	43,149
167,442	ECARX Holdings, Inc., Expiration Date: December 21, 2027*	5,760
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	83
64,614	Global Partner Acquisition Corp. II, Expiration Date: December 30, 2027*,(e)	-

5

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (SPAC) (Continued)
344,044	Golden Arrow Merger Corp., Expiration Date: July 31, 2027*	$51,951
98,835	Heliogen, Inc., Expiration Date: March 31, 2028*	692
316,054	MariaDB PLC, Expiration Date: December 16, 2027*	32,870
216,065	NioCorp Developments Ltd., Expiration Date: March 17, 2028*	50,127
91,791	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*,(e)	9
70,911	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(e)	7
193,976	Plum Acquisition Corp. I, Expiration Date: December 31, 2028*	16,488
13,439	Plum Acquisition Corp. III, Expiration Date: March 31, 2028*	876
23,455	PowerUp Acquisition Corp., Expiration Date: February 18, 2027*	645
10,692	Prenetics Global Ltd., Expiration Date: December 31, 2026*	149
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(e)	6,952
516,072	Sable Offshore Corp., Expiration Date: December 31, 2028*	2,203,627
178,581	Slam Corp., Expiration Date: December 31, 2027*	44,645
27,467	Swvl Holdings Corp., Expiration Date: March 31, 2027*	387
	TOTAL WARRANTS (SPAC)
	(Cost $1,423,348)	2,768,106
	SHORT-TERM INVESTMENTS — 29.5%
	MONEY MARKET INVESTMENTS — 0.0%
2,585,003	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class,5.06%(m)	2,585,003

Principal Amount
	COMMERCIAL PAPER — 9.7%
$10,000,000	Cisco Systems, Inc., 5.32%, 7/29/2024	9,958,622
70,000,000	Cisco Systems, Inc., 5.32%, 8/5/2024	69,637,944
67,873,000	Johnson & Johnson Co., 5.23%, 7/1/2024	67,873,000
21,800,000	Johnson & Johnson Co., 5.15%, 7/12/2024	21,765,695
57,000,000	Johnson & Johnson Co., 5.30%, 8/1/2024	56,739,858
125,000,000	Johnson & Johnson Co., 5.27%, 10/10/2024	123,151,840
40,000,000	Kenvue, Inc., 5.33%, 7/23/2024	39,869,711
25,500,000	Microsoft Corp., 5.28%, 7/8/2024	25,473,820
73,000,000	Microsoft Corp., 5.28%, 7/9/2024	72,914,347
69,000,000	Nestle Capital, 5.31%, 7/15/2024	68,857,515
60,000,000	Nestle Capital, 5.33%, 7/22/2024	59,813,450
52,000,000	PepsiCo., Inc., 5.30%, 10/3/2024	51,280,378
50,000,000	Pfizer, Inc., 5.32%, 10/2/2024	49,312,834
17,000,000	Roche Holdings, Inc., 5.30%, 7/19/2024	16,954,950
50,000,000	Roche Holdings, Inc., 5.30%, 7/30/2024	49,786,528
125,000,000	Walmart Stores, Inc., 5.29%, 7/5/2024	124,926,528
100,000,000	Walmart Stores, Inc., 5.29%, 7/8/2024	99,897,139
		1,008,214,159
	TREASURY BILLS — 19.8%
40,000,000	U.S. Treasury Bill, 1.75%, 7/2/2024(n)	39,994,206

6

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$16,000,000	U.S. Treasury Bill, 3.56%, 7/5/2024(n)	$15,990,650
80,000,000	U.S. Treasury Bill, 4.26%, 7/9/2024(n)	79,906,710
40,000,000	U.S. Treasury Bill, 4.43%, 7/11/2024(n)	39,941,839
67,000,000	U.S. Treasury Bill, 4.70%, 7/16/2024(n)	66,853,689
51,000,000	U.S. Treasury Bill, 4.77%, 7/18/2024(n)	50,873,587
51,000,000	U.S. Treasury Bill, 4.88%, 7/23/2024(n)	50,836,880
65,000,000	U.S. Treasury Bill, 4.92%, 7/25/2024(n)	64,773,094
85,000,000	U.S. Treasury Bill, 5.05%, 8/6/2024(n)	84,555,008
81,000,000	U.S. Treasury Bill, 5.07%, 8/8/2024(n)	80,552,194
81,000,000	U.S. Treasury Bill, 5.10%, 8/13/2024(n)	80,493,514
81,000,000	U.S. Treasury Bill, 5.13%, 8/15/2024(n)	80,468,842
50,000,000	U.S. Treasury Bill, 5.14%, 8/20/2024(n)	49,636,111
89,000,000	U.S. Treasury Bill, 5.16%, 8/22/2024(n)	88,326,060
51,000,000	U.S. Treasury Bill, 5.17%, 8/27/2024(n)	50,577,476
72,000,000	U.S. Treasury Bill, 5.19%, 8/29/2024(n)	71,378,669
90,000,000	U.S. Treasury Bill, 5.19%, 9/3/2024(n)	89,158,653
136,000,000	U.S. Treasury Bill, 5.00%, 9/5/2024(n)	134,698,466
69,000,000	U.S. Treasury Bill, 5.20%, 9/10/2024(n)	68,285,609
44,000,000	U.S. Treasury Bill, 5.22%, 9/12/2024(n)	43,532,980
63,000,000	U.S. Treasury Bill, 5.22%, 9/17/2024(n)	62,286,651
62,000,000	U.S. Treasury Bill, 5.21%, 9/19/2024(n)	61,280,905
70,000,000	U.S. Treasury Bill, 5.22%, 9/24/2024(n)	69,136,067
90,000,000	U.S. Treasury Bill, 5.19%, 9/26/2024(n)	88,864,353
83,000,000	U.S. Treasury Bill, 5.21%, 10/1/2024(n)	81,702,328
276,000,000	U.S. Treasury Bill, 5.12%, 10/3/2024(n)	272,256,364
83,000,000	U.S. Treasury Bill, 5.25%, 10/17/2024(n)	81,893,759
		2,048,254,664
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,059,217,813)	3,059,053,826

	TOTAL INVESTMENTS — 99.7%
	(Cost $7,524,950,031)	10,344,857,234

	Other Assets in Excess of Liabilities — 0.3%	34,670,051
	TOTAL NET ASSETS — 100.0%	$10,379,527,285

Number of Shares
	SECURITIES SOLD SHORT — (0.7)%
	COMMON STOCKS — (0.2)%
(83,600)	Sartorius AG	(19,606,340)
	TOTAL COMMON STOCKS
	(Proceeds $30,372,551)	(19,606,340)

7

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — (0.5)%
(98,879)	SPDR S&P 500 ETF Trust	$(53,811,929)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $52,373,098)	(53,811,929)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $82,745,649)	$(73,418,269)

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,115,459, which represents 0.12% of Net Assets.
(b)	Variable or floating rate security.
(c)	Affiliated company.
(d)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

(e)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(f)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(g)	Restricted securities. These restricted securities constituted 3.88% of total net assets at June 30, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(h)	As of June 30, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 10 of the Notes to Financial Statements for further information on these commitments and contingencies.
(i)	All or a portion of the loan is unfunded.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	The rate is the annualized seven-day yield at period end.
(n)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

8

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Total Return Swaps – Short

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	7/31/2025	CAD	1,600,522	$(121,687)	—	$(121,687)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	7/31/2025		$2,078,319	347,128	—	347,128
Trulieve Cannabis Corp.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	7/31/2025	CAD	521,511	246,606	—	246,606
Verano Holdings Corp.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	7/31/2025	CAD	1,619,914	367,662	—	367,662
							$839,709	—	$839,709

See accompanying Notes to Financial Statements.

9

FPA Crescent Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $7,203,435,963)	$10,002,123,822
Investments in affiliates, at value (cost $321,514,068)	342,733,412
Foreign currency, at value (cost $1,122,012)	1,121,491
Cash	31,621
Deposits held at broker	104,756,676
Receivables:
Unrealized appreciation on open swap contracts	961,396
Investment securities sold	10,201,787
Fund shares sold	2,792,455
Dividends and interest	10,291,637
Reclaims receivable	10,270,963
Prepaid expenses	63,778
Total assets	10,485,349,038

Liabilities:
Securities sold short, at value (proceeds $82,745,649)	73,418,269
Payables:
Investment securities purchased	19,136,532
Fund shares redeemed	3,442,773
Unrealized depreciation on open swap contracts	121,687
Advisory fees	7,738,884
Shareholder servicing fees (Note 8)	862,364
Fund services fees	278,719
Administrative service fees	424,645
Dividends on securities sold short	173,931
Legal fees	56,282
Shareholder reporting fees	38,867
Auditing fees	24,252
Chief Compliance Officer fees	19,679
Trustees’ deferred compensation (Note 3)	12,588
Trustees’ fees and expenses	3,140
Accrued other expenses	69,141
Total liabilities	105,821,753
Commitments and contingencies (Note 9)
Net Assets	$10,379,527,285

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$7,159,433,822
Total distributable earnings (accumulated deficit)	3,220,093,463
Net Assets	$10,379,527,285

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$9,017
Shares of beneficial interest issued and outstanding	221
Redemption price per share	$40.80
Institutional Class Shares:
Net assets applicable to shares outstanding	$6,860,233,587
Shares of beneficial interest issued and outstanding	168,251,261
Redemption price per share	$40.77
Supra Institutional Class Shares:
Net assets applicable to shares outstanding	$3,519,284,681
Shares of beneficial interest issued and outstanding	86,264,077
Redemption price per share	$40.80

See accompanying Notes to Financial Statements.

10

FPA Crescent Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

Investment income:
Interest	$92,333,836
Dividends (net of foreign withholding taxes of $1,660,392)	50,244,282
Dividends from affiliated issuers	14,925,000
Interest from affiliated issuers	7,907,766
Total investment income	165,410,884

Expenses:
Advisory fees	46,605,035
Shareholder servicing fees - Investor Class (Note 8)	1
Shareholder servicing fees - Institutional Class (Note 8)	1,705,117
Shareholder servicing fees - Supra Institutional Class (Note 8)	825,189
Fund services fees	767,945
Administrative service fees – Institutional Class	2,393,400
Administrative service fees – Supra Institutional Class	159,015
Dividends on securities sold short	216,412
Trustees’ fees and expenses	115,584
Redemption liquidity service	109,135
Shareholder reporting fees	96,543
Insurance fees	95,435
Miscellaneous	39,211
Registration fees	38,690
Legal fees	15,752
Chief Compliance Officer fees	8,169
Auditing fees	5,742
Total expenses	53,196,375
Advisory fees waived	(1,196,778)
Net expenses	51,999,597
Net investment income (loss)	113,411,287

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	222,873,313
Investments in affiliated issuers	(695,124)
In-kind redemptions	71,415,373
Securities sold short	620,316
Swap contracts	11,090,777
Foreign currency transactions	(239,840)
Total realized gain (loss)	305,064,815
Net change in unrealized appreciation (depreciation) on:
Investments	407,324,338
Investments in affiliated issuers	21,043,377
Securities sold short	9,327,380
Swap contracts	(7,498,282)
Foreign currency translations	(403,138)
Net change in unrealized appreciation (depreciation)	429,793,675
Net realized and unrealized gain (loss)	734,858,490

Net Increase (Decrease) in Net Assets from Operations	$848,269,777

See accompanying Notes to Financial Statements.

11

FPA Crescent Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$113,411,287	$177,766,426
Total realized gain (loss) on investments, Investments in affiliated issuers - realized, purchased options contracts, securities sold short, Swap contracts - realized, Forward foreign currency contracts - realized and foreign currency transactions	305,064,815	615,944,348
Net change in unrealized appreciation (depreciation) on investments, Investments in affiliated issuers - unrealized, purchased options contracts, securities sold short, Swap contracts - unrealized, Forward foreign currency contracts - unrealized and foreign currency translations	429,793,675	893,410,154
Net increase (decrease) in net assets resulting from operations	848,269,777	1,687,120,928

Distributions to Shareholders:
Distributions:
Investor Class	(191)[1]	-
Institutional Class	(203,739,698)	(258,315,563)
Supra Institutional Class	(104,967,250)	(97,960,009)
Total distributions to shareholders	(308,707,139)	(356,275,572)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	8,931 [1]	-
Institutional Class	389,586,192	775,927,534
Supra Institutional Class	834,705,153	574,819,089

Reinvestment of distributions:
Investor Class	191 [1]	-
Institutional Class	169,766,380	218,121,504
Supra Institutional Class	93,697,145	88,452,433
Cost of shares redeemed:
Institutional Class	(1,082,961,565)	(1,260,797,159)
Supra Institutional Class	(267,674,965)	(585,048,552)
Net increase (decrease) in net assets from capital transactions	137,127,462	(188,525,151)
Total increase (decrease) in net assets	676,690,100	1,142,320,205

Net Assets:
Beginning of period	9,702,837,185	8,560,516,980
End of period	$10,379,527,285	$9,702,837,185
Capital Share Transactions:
Shares sold:	216 [1]	-
Investor Class
Institutional Class	9,732,916	21,181,241
Supra Institutional Class	20,878,379	15,702,900
Shares reinvested:
Investor Class	5 [1]	-
Institutional Class	4,179,379	5,730,291
Supra Institutional Class	2,305,540	2,322,849
Shares redeemed:
Institutional Class	(27,091,706)	(34,480,860)
Supra Institutional Class	(6,607,358)	(16,077,091)
Net increase (decrease) in capital share transactions	3,397,371	(5,620,670)

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to June 30, 2024.

See accompanying Notes to Financial Statements.

12

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,
	(Unaudited)	2023	2022[1]	2021[1]	2020[1]	2019[1]
Net asset value, beginning of period	$38.63	$33.34	$37.01	$35.97	$33.83	$29.53
Income from Investment Operations:
Net investment income (loss)[2]	0.45	0.70	0.17	- [3]	0.18	0.62
Net realized and unrealized gain (loss)	2.93	6.03	(3.58)	5.34	3.69	5.25
Total from investment operations	3.38	6.73	(3.41)	5.34	3.87	5.87

Less Distributions:
From net investment income	(0.55)	(0.05)	(0.02)	(0.29)	(0.11)	(0.80)
From net realized gain	(0.69)	(1.39)	(0.24)	(4.01)	(1.62)	(0.77)
Total distributions	(1.24)	(1.44)	(0.26)	(4.30)	(1.73)	(1.57)

Redemption fee proceeds[3]	-	-	-	-	-	-
Net asset value, end of period	$40.77	$38.63	$33.34	$37.01	$35.97	$33.83

Total return[4]	8.76%[5]	20.27%	(9.20)%	15.17%	12.11%	20.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,860,234	$7,009,178	$6,301,530	$8,394,402	$8,903,455	$14,009,883

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.07%[6,7]	1.08%	1.09%[8]	1.17%[9]	1.15%[9]	1.23%[9]
After fees waived and expenses absorbed	1.05%[6,7]	1.05%	1.06%[8]	1.14%[9]	1.13%[9]	1.23%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.22%[6,7]	1.89%	0.46%	(0.03)%	0.54%	1.90%
After fees waived and expenses absorbed	2.24%[6,7]	1.92%	0.50%	0.01%	0.56%	1.90%

Portfolio turnover rate	4%[5]	14%	20%	20%	29%	23%

[1]	Audits performed for the fiscal years indicated by the Fund’s previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[8]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[9]	For the years ended December 31, 2021, December 31, 2020 and December 31, 2019, the expense ratio includes short sale dividend expense equal to 0.09%, 0.07% and 0.16% of average net assets, respectively.

See accompanying Notes to Financial Statements.

13

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended June 30, 2024[1] (Unaudited)
Net asset value, beginning of period	$40.13
Income from Investment Operations:
Net investment income[2]	0.04
Net realized and unrealized gain	1.87
Total from investment operations	1.91

Less Distributions:
From net investment income	(0.55)
From net realized gain	(0.69)
Total distributions	(1.24)
Net asset value, end of period	$40.80

Total return[3]	8.71%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%[5,6]
After fees waived and expenses absorbed	1.15%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.39%[5,6]
After fees waived and expenses absorbed	0.54%[5,6]

Portfolio turnover rate	4%[4]

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to June 30, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes short sale dividend expense that rounds to less than 0.01% of average net assets.

See accompanying Notes to Financial Statements.

14

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Supra Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,			For the Period Ended December 31,
	(Unaudited)	2023	2022[1]	2021[1]	2020[1,2]
Net asset value, beginning of period	$38.65	$33.35	$37.01	$35.98	$31.96
Income from Investment Operations:
Net investment income (loss)[3]	0.46	0.72	0.22	0.02	0.01
Net realized and unrealized gain (loss)	2.94	6.03	(3.61)	5.33	4.81
Total from investment operations	3.40	6.75	(3.39)	5.35	4.82

Less Distributions:
From net investment income	(0.56)	(0.06)	(0.03)	(0.31)	-
From net realized gain	(0.69)	(1.39)	(0.24)	(4.01)	(0.80)
Total distributions	(1.25)	(1.45)	(0.27)	(4.32)	(0.80)

Redemption fee proceeds[4]	-	-	-	-	-
Net asset value, end of period	$40.80	$38.65	$33.35	$37.01	$35.98

Total return[5]	8.81%[6]	20.33%	(9.14)%	15.24%	15.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,519,285	$2,693,659	$2,258,987	$1,890,554	$1,179,180

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.01%[7,8]	1.02%	1.03%[9]	1.12%[10]	1.14%[7,10]
After fees waived and expenses absorbed	0.99%[7,8]	0.99%	1.00%[9]	1.09%[10]	1.11%[7,10]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.28%[7,8]	1.95%	0.61%	0.02%	0.07%[7]
After fees waived and expenses absorbed	2.30%[7,8]	1.98%	0.64%	0.06%	0.10%[7]

Portfolio turnover rate	4%[6]	14%	20%	20%	29%

[1]	Audits performed for the fiscal years indicated by the Fund’s previous auditor, Ernst & Young LLP.
[2]	The Supra Institutional Class commenced operations on September 4, 2020. The data shown reflects operations for the period September 4, 2020 to December 31, 2020.
[3]	Based on average shares outstanding for the period.
[4]	Amount represents less than $0.01 per share.
[5]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[9]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[10]	For the years ended December 31, 2021 and December 31, 2020, the expense ratio includes short sale dividend expense equal to 0.10% and 0.13% of average net assets, respectively.

See accompanying Notes to Financial Statements.

15

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Note 1 – Organization

FPA Crescent Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. First Pacific Advisors, LP (the “Adviser”), has served as the Fund’s investment adviser since March 1, 1996.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

16

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

17

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Special Purpose Acquisition Companies

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. There were no Private Investment in Public Equity (“PIPE”) share purchase commitments for the SPACs the Fund invested in as of June 30, 2024.

18

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

(h) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(j) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(k) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

19

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.93% plus class-specific administrative service fee of 0.07%, 0.07% and 0.01% of the Fund’s average daily net assets for the Institutional Class, Investor Class and Supra Institutional Class, respectively.

The Adviser has contractually agreed to reimburse operating expenses in excess of 0.05%, 0.15% and 0.05% of the average daily net assets of the Institutional Class, Investor Class and Supra Institutional Class, respectively, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expense, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, through April 30, 2025. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the daily average net assets of the Fund through April 30, 2025. These agreements may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement. For the period ended June 30, 2024, the Adviser waived a portion of its advisory fees totaling $1,196,778.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended June 30, 2024, were $767,945. Such fees are reported as fund Service fees on the Statement of Operations.

20

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services. The Adviser paid the fees for the Fund’s distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the period ended June 30, 2024, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) were $115,584. Such fees are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended June 30, 2024, were $8,169. Such fees are reported on the Statement of Operations.

Note 4 –Redemption Liquidity Service Fees

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Fund to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the period ended June 30, 2024 the fees associated with ReFlow are disclosed in the Statement of Operations within redemption liquidity service fees.

Note 5 – Securities Sold Short

The Fund maintains cash deposits and segregates marketable securities in amounts equal to the current fair value of the securities sold short or the fair value of the securities at the time they were sold short, whichever is greater. The Fund considers cash deposits held in connection with securities sold short to be restricted cash. The restriction will lapse when the related short positions are terminated. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The dividends on securities sold short are reflected as short sale dividend expense.

21

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 6 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$7,474,832,676

Gross unrealized appreciation	$3,217,381,725
Gross unrealized depreciation	(420,775,436)

Net unrealized appreciation/(depreciation)	$2,796,606,289

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 7 – Investment Transactions

For the period ended June 30, 2024, purchases and sales of investments, excluding short-term investments, were $293,831,756 and $623,649,931, respectively.

Note 8 – Shareholder Servicing Plan

On April 16, 2024, the Board of Trustees (the “Board”) approved a Shareholder Service Plan. Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.25%, and 0.10% of its average daily net assets attributable to the Institutional Class, Investor Class and Supra Institutional Class shares of the Fund, respectively. The adoption of the Shareholder Service Plan does not constitute a change to the current fees being paid by Fund shareholders. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. Such fees are reported on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2024, the total unfunded amount was less than one percent of the Fund’s net assets.

As of June 30, 2024, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Company B.V. Senior Exit LC	$26,423,879	$(11,975,721)	$(14,112,245)	$(2,136,524)	$(371,828)
Lealand Reficar LC Term Loan	2,484,394	2,934,992	2,065,454	(869,538)	450,598

22

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 11 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:

23

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Commercial Mortgage-Backed Securities
Agency	$-	$12,115,459	$-	$-	$12,115,459
Convertible Bonds	-	183,380,412	-	-	183,380,412
Corporate Bank Debt	-	42,158,100	49,874,958	-	92,033,058
Corporate Bonds
Energy	-	641,976	-	-	641,976
Financials	-	36,544,426	-	-	36,544,426
U.S. Treasury Notes & Bonds	-	230,783,784	-	-	230,783,784
Closed-End Funds	-	-	11,081,900	-	11,081,900
Common Stocks
Aerospace & Defense	214,982,621	-	-	-	214,982,621
Apparel & Textile Products	94,666,799	-	-	-	94,666,799
Asset Management	133,576,217	-	-	-	133,576,217
Banking	490,239,809	-	-	-	490,239,809
Beverages	284,654,589	-	-	-	284,654,589
Biotech & Pharma	41,512,720	-	-	-	41,512,720
Cable & Satellite	395,161,075	-	-	-	395,161,075
Chemicals	247,202,863	-	-	-	247,202,863
Commercial Support Services	11,404,071	-	-	-	11,404,071
Construction Materials	345,821,694	-	-	-	345,821,694
E-Commerce Discretionary	224,201,761	-	-	-	224,201,761
Electric Utilities	98,364,730	-	-	-	98,364,730
Electrical Equipment	275,877,488	-	-	-	275,877,488
Engineering & Construction	71,652,282	-	16,409,759	-	88,062,041
Entertainment Content	52,909,050	-	8,812,580	-	61,721,630

Food	16,917,258	-	-	-	16,917,258
Health Care Facilities & Svcs	73,325,334	-	-	-	73,325,334
Industrial Support Services	135,379,940	-	-	-	135,379,940
Institutional Financial Svcs	233,751,730	-	-	-	233,751,730
Insurance	158,564,613	-	-	-	158,564,613
Internet Media & Services	1,170,379,562	-	-	-	1,170,379,562
Leisure Facilities & Services	165,003,923	-	-	-	165,003,923
Metals & Mining	143,372,086	-	-	-	143,372,086
Oil & Gas Producers	168,073,491	-	-	-	168,073,491
Other Common Stock	25,028,700	-	-	-	25,028,700
Reit	98,716,880	-	-	-	98,716,880
Retail - Discretionary	111,560,994	-	-	-	111,560,994
Semiconductors	552,364,172	-	-	-	552,364,172
Technology Hardware	230,690,698	-	-	-	230,690,698
Technology Services	83,786,291	-	-	-	83,786,291
Transportation Equipment	66,829,230	-	-	-	66,829,230
Limited Partnerships	-	-	253,942,006	15,206,749	269,148,755
Preferred Stocks
Energy	-	-	1,256,051	-	1,256,051
Industrials	-	-	4,854,471	-	4,854,471
Warrants (SPAC)	2,761,138	-	6,968	-	2,768,106
Short-Term Investments	2,585,003	3,056,468,823	-	-	3,059,053,826
	$6,421,318,812	$3,562,092,980	$346,238,693	$15,206,749	$10,344,857,234

Securities Sold Short
Common Stock	(19,606,340)	-	-	-	(19,606,340)
Exchange-Traded Funds	(53,811,929)	-	-	-	(53,811,929)
	$(73,418,269)	$-	$-	$-	$(73,418,269)

Total Return Swaps	$-	$839,709	$-	$-	$839,709

*	Investments valued using net asset value per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning balance	Transfers into/(out) of Level 3 during the period	Total realized gain/(loss)	Total change in net unrealized appreciation/ (depreciation)	Accretion of Discount (Amortization of Premium) and Return of Capital	Net purchases	Net sales	Ending Value at June 30, 2024
Corporate Bank Debt	$42,420,738	$-	$(695,124)	$2,329,102	$(553,792)	$9,359,724	$(2,985,690)	$49,874,958
Closed-End Funds	11,081,900	-	-	-	-	-	-	11,081,900
Common Stocks	8,812,580	16,409,759	-	-	-	-	-	25,222,339
Limited Partnerships	275,884,843	-	-	1,248,212	(23,191,049)	-	-	253,942,006
Preferred Stocks	4,102,159	-	-	2,008,399	(36)	-	-	6,110,522
Warrants (SPAC)	8,670	6,968	(14,944)	6,274	-	-	-	6,968
	$342,310,890	$16,416,727	$(710,068)	$5,591,987	$(23,744,877)	$9,359,724	$(2,985,690)	$346,238,693

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $16,416,727 out of Level 1 into Level 3. Transfers into Level 3 were due to change in valuation technique from vendor priced to a pricing model based on last executed trade.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024.

24

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Asset Class	Fair Value June 30, 2024	Valuation Methodologies	Unobservable Input	Valuation Weighted Average of Input	Input Range/Value		Impact to Valuation From an Increase in Input (a)
Corporate Bank Debt	$49,874,958	Pricing Model (b)	Quotes/Prices	$101 - $52	$92.92		Increase
Closed End Funds	11,081,900	Pricing Model (c)	Last Reported Trade	$ 2.33	$2.33		Increase
Common Stocks- Long	8,812,580	Most Recent Capitalization (Funding) (d)	Market Discount	25%	2	x	Decrease
Limited Partnerships	250,959,910	Market Approach (e)	Shipping Broker Valuations	25% - 11%	21%		Decrease
	2,982,096	Discounted NAV (f)	Market Discount	10%	20%		Decrease
Preferred Stock	6,110,522	Pricing Model (g)	Quotes/Prices	$933.87 - $184.67	$308.02		Increase
	16,409,759	Pricing Model (h)	Last Reported Price	$ 0.29	$0.00		Increase
	-	Pricing Model (i)	Corporate Action	$0.00	$0.00		Increase
Warrants	6,968	Pricing Model (j)	Corporate Action	$0.09 - $0.00	$0.03		Increase

(a)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(b)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(c)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(d)	The fair value of the investment is based on capital funding terms and discounted on market trends. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(e)	The Discounted Cash Flow valuation technique involves estimating the value of an asset based on discounting a future stream of estimated cash flows using a discount rate determined by the Advisor.
(f)	The NAV provided by the general partner has been discounted for the possible impact from various exit strategies under consideration by the general partner.
(g)	The Pricing Model technique for Level 3 securities involves correlating the fair value of the preferred stock to the parent company’s common stock.
(h)	The Pricing Model technique for Level 3 securities involves the last provided vendor price of the security.
(i)	The Pricing Model technique for Level 3 securities involves the issuance of non-tradable rights with no set exercise date.
(j)	The Pricing Model technique for Level 3 securities involves the projected value of warrants that are pending cancellation.

Note 12 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2024 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$961,396	Unrealized depreciation on open swap contracts	$121,687

25

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2024, are as follows:

	Derivatives not designated as hedging instruments
	Equity Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$12,306,823	$12,306,823

	Equity Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap contracts	$(7,498,282)	$(7,498,282)

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2024 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Swap contracts	Notional amount	$28,327,576

Note 13 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Crescent Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

26

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized appreciation on open swap contracts	Nomura	$839,709	$-	$-	$839,709

Note 14 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Shares Held as of December 31, 2023	Beginning Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment
CB&I STS Delaware LLC 13.096% (3-Month Term SOFR+776.2 basis points), 6/30/2027	38,703,999	$37,929,919	$2,652,147	$-	$-
FPS Group Ltd.	2,073,734	240,622,105	-	-	-
FPS Shelby Holdco I LLC	107,799	8,876,468	-	-	-
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	19,148,815	(9,868,366)	-	(1,738,788)	(695,123)
Lealand Reficar LC Term Loan 12.798% (3-Month Term SOFR+750 basis points), 6/30/2027	-	-	2,484,393	-	-
McDermott International, Ltd.	56,585,375	5,092,684	-	-	-
McDermott International, Ltd., 8.000%	26,288	2,987,331	-	-	-
McDermott LC 9.593%, 6/30/2027	21,452,975	10,726,488	4,223,182	(1,246,902)	(1)
McDermott Tanks Escrow LC 6.346% (3-Month Term SOFR+101.2 basis points), 12/31/2026	7,265,394	3,632,697	-	-	-
McDermott Technology Americas, Inc., 8.458% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	708,986	-	-	-
McDermott Technology Americas, Inc., 9.457% (1-Month Term SOFR+400 basis points), 12/31/2027	35,242,982	13,744,763	1,719,395	-	-
Sound Holding FP	1,146,250	23,393,851	-	-	-
U.S. Farming Realty Trust II LP	120,000	2,992,419	-	-	-
Total		$340,839,345	$11,079,117	$(2,985,690)	$(695,124)

27

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Security Description - Continued	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value June 30, 2024	Shares as of June 30, 2024	Income from Affiliated Investments
CB&I STS Delaware LLC 13.096% (3-Month Term SOFR+776.2 basis points), 6/30/2027	$-	$1,187,642	$-	$41,769,708	41,356,147	$2,629,520
FPS Group Ltd.	(21,231,044)	(5)	-	219,391,056	2,073,734	14,925,000
FPS Shelby Holdco I LLC	(1,960,000)	1,959,999	-	8,876,467	107,799	-
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	(1,004,384)	(805,584)	-	(14,112,245)	(26,423,879)	356,867
Lealand Reficar LC Term Loan 12.798% (3-Month Term SOFR+750 basis points), 6/30/2027	450,599	(869,538)	-	2,065,454	2,484,394	82,139
McDermott International, Ltd.	-	11,317,075	-	16,409,759	56,585,375	-
McDermott International, Ltd., 8.000%	-	1,867,140	-	4,854,471	26,288	-
McDermott LC 9.593%, 6/30/2027	(6)	2,671,275	-	16,374,036	31,488,530	1,577,939
McDermott Tanks Escrow LC 6.346% (3-Month Term SOFR+101.2 basis points), 12/31/2026	-	145,308	-	3,778,005	7,265,394	379,810
McDermott Technology Americas, Inc., 8.458% (1-Month Term SOFR+300 basis points), 6/30/2027	-	(118,165)	-	590,821	1,074,221	45,866
McDermott Technology Americas, Inc., 9.457% (1-Month Term SOFR+400 basis points), 12/31/2027	(2,802,778)	4,400,017	-	17,061,397	38,775,902	2,835,625
Sound Holding FP	-	(701,464)	-	22,692,387	1,146,250	-
U.S. Farming Realty Trust II LP	-	(10,323)	-	2,982,096	120,000	-
Total	$(26,547,613)	$21,043,377	$-	$342,733,412		$22,832,766

Note 15 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

28

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

As of June 30, 2024, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$11,081,900	0.11%
CB&I STS Delaware LLC, 13.096% (3-Month Term SOFR +776.2 basis points), 12/31/2026	9/5/2023	41,356,147	41,769,708	0.40%
Cornerstone OnDemand, Inc., 9.343% (1-Month Term SOFR +375 basis points), 10/16/2028	12/7/2022	2,297,158	2,374,234	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,812,580	0.08%
Farfetch U.S. Holdings, Inc., 11.575% (3-Month Term SOFR +625 basis points), 10/20/2027	9/28/2022	19,422,418	19,647,135	0.19%
Footpath Ventures SPV IV LP	9/24/2021	15,659,550	12,451,569	0.12%
FPS Group Ltd.	10/17/2018	132,669,406	219,391,056	2.11%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,876,467	0.09%
GACP II LP	1/12/2018	-	2,755,180	0.03%
Lealand Finance Company B.V. Senior Exit LC, 6/30/2027	11/12/2019	(11,975,721)	(14,112,245)	-0.14%
Lealand Reficar LC Term Loan, 12.798%, (3-Month Term SOFR +750 basis points), 6/30/2027	4/5/2024	2,934,992	2,065,454	0.02%
McDermott International, Ltd.	12/31/2020	55,498,910	16,409,759	0.16%
McDermott International, Ltd., 8.000%	7/1/2020	1,201,538	4,854,471	0.05%
McDermott LC, 9.593%, 6/30/2027	12/31/2020	31,488,563	16,374,036	0.16%
McDermott Tanks Escrow LC, 6.346%, 12/31/2026	12/31/2020	7,265,350	3,778,005	0.04%
McDermott Technology Americas, Inc., 8.458% (1-Month Term SOFR +300 basis points), 6/30/2027	7/1/2020	1,074,193	590,821	0.01%
McDermott Technology Americas, Inc., 9.457% (1-Month Term SOFR +400 basis points), 12/31/2027	7/1/2020	48,926,758	17,061,397	0.16%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	22,692,387	0.22%
U.S. Farming Realty Trust II LP	12/24/2012	-	2,982,096	0.03%
Vision Solutions, Inc., 11.750% (3-Month Term SOFR +400 basis points), 4/24/2028	12/7/2022	2,176,197	2,484,513	0.02%
		$380,119,144	$402,340,523	3.88%

29

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024 (Unaudited)

Note 16 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 17 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

Note 18 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

30

FPA Flexible Fixed Income Fund

(Institutional Class: FPFIX)

(Advisor Class: FFIAX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

FPA Flexible Fixed Income Fund

A series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Flexible Fixed Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 92.4% ASSET-BACKED SECURITIES — 36.3%
	AUTO — 5.8%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$929,400
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	701,425
	CarMax Auto Owner Trust
61,000	Series 2020-3, Class C, 1.690%, 4/15/2026	60,901
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,015,801
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	892,139
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,147,201
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,323,729
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	728,558
	Ford Credit Floorplan Master Owner Trust A
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,111,042
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,426,991
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,088,375
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,130,507
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,438,323
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,307,490
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,116,615
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	800,626
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,030,531
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,466,259
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,703,290
919,000	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	923,010
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,852,910
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,549,661
4,545,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	4,570,363
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,318,337
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,954,133
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,702,508
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,160,699
	World Omni Auto Receivables Trust

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$300,000	Series 2021-B, Class B, 1.040%, 6/15/2027	$285,925
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,232,391
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,021,429
1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	1,102,225
		67,092,794
	COLLATERALIZED LOAN OBLIGATION — 7.6%
	ABPCI Direct Lending Fund LLC
3,062,000	Series 2017-1A, Class ER, 13.186% (3-Month Term SOFR+786.161 basis points), 4/20/2032(a),(b)	3,061,660
2,944,000	Series 2016-1A, Class E2, 14.316% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	2,945,519
	ABPCI Direct Lending Fund LP
665,127	Series 2020-10A, Class A1A, 7.536% (3-Month Term SOFR+221.161 basis points), 1/20/2032(a),(b)	665,309
2,000,000	Series 2022-11A, Class E, 15.025% (3-Month Term SOFR+970 basis points), 10/27/2034(a),(b)	2,010,670
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 14.236% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,460,678
	BlackRock Maroon Bells LLC
5,193,750	Series 2022-1A, Class E, 14.829% (3-Month Term SOFR+950 basis points), 10/15/2034(a),(b)	5,216,140
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 7.729% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	908,560
5,057,000	Series 2023-2A, Class A1, 7.879% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,212,154
5,734,000	Series 2023-4A, Class A, 7.754% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,902,046
	Cerberus Loan Funding LP
2,236,000	Series 2020-1A, Class D, 10.890% (3-Month Term SOFR+556.161 basis points), 10/15/2031(a),(b)	2,237,476
3,600,000	Series 2022-3A, Class C, 10.579% (3-Month Term SOFR+525 basis points), 1/20/2033(a),(b)	3,626,388
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 7.140% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,644,887
8,814,000	Series 2017-9A, Class ER, 13.650% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,814,379
	Golub Capital Partners Ltd.
1,993,000	Series 2018-38A, Class C, 8.386% (3-Month Term SOFR+306.161 basis points), 7/20/2030(a),(b)	1,993,500

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
$1,429,000	Series 2019-45A, Class B1, 8.136% (3-Month Term SOFR+281.161 basis points), 10/20/2031(a),(b)	$1,429,760
4,361,000	Series 2023-67A, Class A1, 7.823% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,391,335
4,000,000	Series 2023-67A, Class D, 11.823% (3-Month Term SOFR+650 basis points), 5/9/2036(a),(b)	4,097,460
5,388,000	Series 2019-46A, Class A1R, 7.127% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,393,189
	Ivy Hill Middle Market Credit Fund Ltd.
3,766,000	Series 18A, Class E, 13.336% (3-Month Term SOFR+801.161 basis points), 4/22/2033(a),(b)	3,765,691
1,086,000	Series 12A, Class DR, 13.756% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	1,086,168
6,250,000	Series 9A, Class ERR, 13.547% (3-Month Term SOFR+822 basis points), 4/23/2034(a),(b)	6,250,138
5,120,000	Series 20A, Class E, 15.325% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	5,199,606
411,639	Lake Shore MM LLC Series 2019-2A, Class A2R, 2.525%, 10/17/2031(a)	392,808
	Parliament Ltd.
2,646,000	Series 2021-2A, Class D, 9.287% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,645,685
	TCP Waterman LLC
2,429,000	Series 2017-1A, Class ER, 13.747% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	2,430,246
		86,781,452

	CREDIT CARD — 2.5%
	American Express Credit Account Master Trust
8,994,000	Series 2023-4, Class A, 5.150%, 9/15/2030	9,092,333
6,191,000	Series 2024-2, Class A, 5.240%, 4/15/2031	6,309,883
	Chase Issuance Trust
4,798,000	Series 2023-A2, Class A, 5.080%, 9/15/2030	4,839,863
8,883,000	Series 2024-A2, Class A, 4.630%, 1/15/2031	8,756,318
		28,998,397

	EQUIPMENT — 10.4%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,049,974
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,527,848
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,038,353
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,674,133
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,732,782

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued) EQUIPMENT (Continued)
$7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	$7,347,531
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	564,289
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	636,359
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,826,184
2,476,590	Coinstar Funding LLC Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,181,326
	Enterprise Fleet Financing LLC
2,419,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	2,395,797
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	744,461
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,525,408
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,608,990
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,826,359
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,878,852
	Ford Credit Floorplan Master Owner Trust A
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,344,660
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,133,198
3,737,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	3,736,692
1,675,000	GreatAmerica Leasing Receivables Funding LLC Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,661,595
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,193,730
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,200,009
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	5,820,371
3,379,000	Series 2023-4A, Class A, 6.150%, 3/25/2030(a)	3,437,712
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,356,635
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,189,244
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,671,724
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,343,766
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	866,617
1,028,000	M&T Equipment Notes Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,028,779
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,646,096
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	658,561
1,849,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	1,845,689
	Sunnova Hestia Issuer LLC
759,116	Series 2023-GRID1, Class 1A, 5.750%, 12/20/2050(a)	764,650
1,672,000	Series 2024-GRID1, Class 1A, 5.630%, 7/20/2051(a)	1,673,368
	Verizon Master Trust

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued) EQUIPMENT (Continued)
$2,555,000	Series 2022-4, Class B, 3.640%, 11/20/2028	$2,513,403
663,000	Series 2022-4, Class C, 3.890%, 11/20/2028	653,093
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,135,945
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,197,334
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,227,173
		118,858,690
	OTHER — 10.0%
	ABPCI Direct Lending Fund LLC
1,662,087	Series 2022-2A, Class A1, 7.425% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,650,688
6,944,936	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	6,457,624
	ABPCI Direct Lending Fund Ltd.
1,062,418	Series 2020-1A, Class A, 3.199%, 12/20/2030(a)	1,047,120
2,708,173	Series 2020-1A, Class B, 4.935%, 12/20/2030(a)	2,640,098
8,058,000	American Tower Trust 1 5.490%, 3/15/2028(a)	8,081,674
750,413	Brazos Securitization LLC 5.014%, 9/1/2031(a)	740,542
290,617	CARS-DB4 LP Series 2020-1A, Class A1, 2.690%, 2/15/2050(a)	284,019
	Cleco Securitization LLC
1,607,713	4.016%, 3/1/2031	1,543,405
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	3,936,299
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	2,902,596
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,557,887
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,297,489
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,369,218
512,000	Diamond Infrastructure Funding LLC Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	461,129
1,718,000	Diamond Issuer LLC Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,456,663
	DTE Electric Securitization Funding II LLC
3,199,000	5.970%, 3/1/2033	3,302,967
	Elm Trust
1,642,951	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	1,580,639
281,355	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	267,158
127,968	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	122,516
454,789	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	429,080

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	FCI Funding LLC
$40,982	Series 2021-1A, Class A, 1.130%, 4/15/2033(a)	$40,413
	Golub Capital Partners Funding Ltd.
1,205,483	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	1,181,132
829,389	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	800,098
3,337,982	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	3,223,082
1,862,034	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,784,817
4,842,307	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	4,522,216
5,634,522	Series 2021-2A, Class B, 3.993%, 10/19/2029(a)	4,894,597
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,124,094
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,384,288
5,724,973	Kansas Gas Service Securitization I LLC 5.486%, 8/1/2032	5,803,707
	MetroNet Infrastructure Issuer LLC
3,800,000	Series 2022-1A, Class A2, 6.350%, 10/20/2052(a)	3,827,753
	Monroe Capital Funding Ltd.
2,462,766	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	2,352,074
845,331	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	812,437
	Monroe Capital Income Plus Funding LLC
3,700,000	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	3,466,049
	Oklahoma Development Finance Authority
2,059,351	4.135%, 12/1/2033	1,992,303
774,250	4.285%, 2/1/2034	757,322
1,754,508	3.877%, 5/1/2037	1,650,042
	PFS Financing Corp.
879,000	Series 2022-C, Class B, 4.390%, 5/15/2027(a)	867,246
5,205,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	5,133,066
3,930,216	PG&E Recovery Funding LLC 5.045%, 7/15/2032	3,939,159
3,465,452	PG&E Wildfire Recovery Funding LLC 4.022%, 6/1/2031	3,373,463
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,250,517
1,767,000	2.328%, 1/15/2028(a)	1,583,463
1,049,000	6.599%, 1/15/2028(a)	1,073,017
	SpringCastle America Funding LLC
870,547	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	804,482
770,212	Texas Natural Gas Securitization Finance Corp. 5.102%, 4/1/2035	773,810
	TVEST LLC
32,324	Series 2020-A, Class A, 4.500%, 7/15/2032(a)	32,242

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Vantage Data Centers Issuer LLC
$1,344,000	Series 2020-1A, Class A2, 1.645%, 9/15/2045(a)	$1,272,694
	VCP RRL Ltd.
1,538,256	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	1,458,650
2,426,382	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	2,252,204
3,766,730	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	3,427,389
5,538,000	Virginia Power Fuel Securitization LLC 4.877%, 5/1/2031	5,525,551
	WEPCo Environmental Trust Finance LLC
888,724	Series 2021-1, Class A, 1.578%, 12/15/2035	756,603
		115,268,791
	TOTAL ASSET-BACKED SECURITIES
	(Cost $419,362,235)	417,000,124
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.7%
	AGENCY — 10.8%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	745,539
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,082,388
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	2,911,971
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,633,395
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	363,344
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,109,415
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,592,752
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,141,356
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,835,978
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,712,772
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,048,085
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,792,521
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,061,423
509,000	Series K088, Class A2, 3.690%, 1/25/2029	485,530
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	4,847,424
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,704,924
269,000	Series K092, Class A2, 3.298%, 4/25/2029	251,168
560,000	Series K093, Class A2, 2.982%, 5/25/2029	517,282
9,192,000	Series K095, Class A2, 2.785%, 6/25/2029	8,397,866
8,032,000	Series K094, Class A2, 2.903%, 6/25/2029	7,392,122
4,234,000	Series K097, Class A2, 2.508%, 7/25/2029	3,825,346
10,423,000	Series K096, Class A2, 2.519%, 7/25/2029	9,417,466
1,402,000	Series K099, Class A2, 2.595%, 9/25/2029	1,266,577
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	3,871,965
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,428,888
614,000	Series K107, Class A2, 1.639%, 1/25/2030	524,736

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$150,000	Series K105, Class A2, 1.872%, 1/25/2030	$129,470
1,553,000	Series K106, Class A2, 2.069%, 1/25/2030	1,355,928
150,000	Series K104, Class A2, 2.253%, 1/25/2030	132,478
1,249,000	Series K108, Class A2, 1.517%, 3/25/2030	1,053,027
7,921,000	Series K751, Class A2, 4.412%, 3/25/2030	7,787,766
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,618,548
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,782,024
823,000	Series K114, Class A2, 1.366%, 6/25/2030	678,982
8,234,000	Series K117, Class A2, 1.406%, 8/25/2030	6,781,973
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,737,418
8,889,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	8,921,653
	Freddie Mac Multifamily Structured Pass-Through Certificates
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	826,652
1,808,000	Series K115, Class A2, 1.383%, 6/25/2030	1,494,461
		124,262,613
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,294,747	Series 2015-19, Class IO, 0.294%, 1/16/2057(b)	17,847
1,221,150	Series 2015-7, Class IO, 0.454%, 1/16/2057(b)	23,052
2,105,117	Series 2020-43, Class IO, 1.261%, 11/16/2061(b)	152,942
2,730,731	Series 2020-71, Class IO, 1.102%, 1/16/2062(b)	181,772
5,117,464	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	297,245
3,389,175	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	202,575
		875,433
	NON-AGENCY — 5.8%
	A10 Bridge Asset Financing LLC
987,878	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	946,426
	ACRES Commercial Realty Ltd.
651,122	Series 2021-FL2, Class A, 6.843% (1-Month Term SOFR+151.448 basis points), 1/15/2037(a),(b)	647,565
6,960,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,107,439
	Arbor Realty Commercial Real Estate Notes Ltd.
3,148,000	Series 2021-FL4, Class A, 6.793% (1-Month Term SOFR+146.448 basis points), 11/15/2036(a),(b)	3,138,293
3,442,000	Series 2022-FL1, Class A, 6.783% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	3,427,336
2,522,665	Series 2022-FL2, Class A, 7.179% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	2,519,510
	BBCMS Trust
634,899	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	597,116

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	BX Commercial Mortgage Trust
$1,410,000	Series 2021-VOLT, Class E, 7.443% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	$1,377,389
2,319,000	Series 2021-VOLT, Class F, 7.843% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	2,288,342
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,558,534
	BXMT Ltd.
2,791,298	Series 2021-FL4, Class A, 6.493% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	2,651,637
	Greystone CRE Notes Ltd.
3,000,000	Series 2021-FL3, Class A, 6.463% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	2,984,998
	Hawaii Hotel Trust
1,384,000	Series 2019-MAUI, Class C, 7.276% (1-Month Term SOFR+194.701 basis points), 5/15/2038(a),(b)	1,376,213
	HERA Commercial Mortgage Ltd.
2,041,037	Series 2021-FL1, Class A, 6.497% (1-Month Term SOFR+116.448 basis points), 2/18/2038(a),(b)	2,021,597
	Independence Plaza Trust
819,000	Series 2018-INDP, Class A, 3.763%, 7/10/2035(a)	782,201
	JPMBB Commercial Mortgage Securities Trust
519,825	Series 2015-C31, Class A3, 3.802%, 8/15/2048	506,224
	KREF Ltd.
832,313	Series 2021-FL2, Class A, 6.513% (1-Month Term SOFR+118.448 basis points), 2/15/2039(a),(b)	815,654
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,439,565
	MF1 Ltd.
207,879	Series 2020-FL4, Class A, 7.143% (1-Month Term SOFR+181.448 basis points), 11/15/2035(a),(b)	207,877
2,269,553	Series 2021-FL7, Class A, 6.527% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	2,256,795
	Progress Residential Trust
4,815,000	Series 2024-SFR4, Class A, 3.100%, 7/9/2029(a)	4,341,685
1,423,155	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,245,537
1,262,304	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	1,098,047
1,191,000	Series 2023-SFR2, Class A, 4.500%, 10/17/2040(a)	1,152,981
725,507	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	636,636
4,396,267	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,890,916
2,117,000	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	1,900,196
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,556,209

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	STWD Ltd.
$1,285,753	Series 2021-FL2, Class A, 6.647% (1-Month Term SOFR+131.448 basis points), 4/18/2038(a),(b)	$1,263,349
	TRTX Issuer Ltd.
2,330,695	Series 2022-FL5, Class A, 6.979% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	2,314,633
	VMC Finance LLC
654,795	Series 2021-HT1, Class A, 7.097% (1-Month Term SOFR+176.448 basis points), 1/18/2037(a),(b)	641,687
		66,692,587
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $191,922,366)	191,830,633
	CONVERTIBLE BONDS — 0.3%
3,400,000	Upwork, Inc. 0.250%, 8/15/2026	3,016,093
	TOTAL CONVERTIBLE BONDS
	(Cost $2,888,125)	3,016,093
	CORPORATE BANK DEBT — 1.3%
	Axiom Global, Inc.
3,023,917	10.194% (1-Month USD Libor+475 basis points), 10/1/2026(b),(c),(d)	2,925,640
89,489	Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan 10.194% (1-Month Term SOFR+475 basis points), 11/12/2027(b),(c),(d),(e)	85,125
	Capstone Acquisition Holdings, Inc. 2020 Term Loan
1,757,306	10.194% (1-Month Term SOFR+475 basis points), 11/12/2027(b),(c),(d),(e)	1,671,618
	Farfetch U.S. Holdings, Inc.
2,992,740	11.575% (3-Month Term SOFR+625 basis points), 10/20/2027(b),(c),(d)	2,775,766
	Frontier Communications Holdings LLC
1,090,372	9.207% (1-Month Term SOFR+375 basis points), 10/8/2027(b),(c),(d)	1,087,647
	JC Penney Corp., Inc.
471,014	5.568% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
405,491	5.250%, 6/30/2027(b),(c),(d),(e),(g),(h)	(141,922)
	McDermott Tanks Secured LC
218,452	10.346% (3-Month Term SOFR+0.000 basis points),12/31/2026(b),(c),(d),(e),(g),(h)	(21,845)
	McDermott Technology Americas, Inc.
12,993	9.457% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(i)	5,717
	Polaris Newco, LLC Term Loan B
2,634,473	9.343% (1-Month Term SOFR+400 basis points), 6/5/2028(b),(c),(d)	2,632,128
	WH Borrower LLC, Term Loan B
2,776,340	10.817% (1-Month Term SOFR+550 basis points), 2/16/2027(b),(c),(d)	2,706,931

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BANK DEBT (Continued)
$810,957	Windstream Services LLC 11.694% (1-Month Term SOFR+625 basis points), 9/21/2027(b),(c),(d)	$807,243
	TOTAL CORPORATE BANK DEBT
	(Cost $14,670,171)	14,534,095
	CORPORATE BONDS — 6.4%
	COMMUNICATIONS — 0.9%
2,633,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.375%, 9/1/2029(a)	2,487,369
1,119,000	Consolidated Communications, Inc. 6.500%, 10/1/2028(a)	954,776
2,000,000	DISH Network Corp. 11.750%, 11/15/2027(a)	1,958,400
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	2,985,517
1,636,000	6.000%, 1/15/2030(a)	1,420,882
		9,806,944
	CONSUMER DISCRETIONARY — 1.1%
1,805,339	Air Canada Pass-Through Trust Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,646,018
1,834,000	Amazon.com, Inc. 1.650%, 5/12/2028	1,632,952
8,557,000	Cimpress PLC 7.000%, 6/15/2026	8,544,849
979,000	VT Topco, Inc. 8.500%, 8/15/2030(a)	1,027,950
		12,851,769
	FINANCIALS — 3.6%
3,644,000	Apollo Debt Solutions BDC Senior Notes 8.620%, 9/28/2028(d),(e)	3,644,000
4,700,000	Ares Capital Corp. 2.875%, 6/15/2028	4,157,424
4,500,000	Blackstone Private Credit Fund 4.000%, 1/15/2029	4,103,114
	Blue Owl Credit Income Corp.
5,122,000	7.750%, 9/16/2027	5,256,078
5,727,000	7.950%, 6/13/2028	5,922,543
2,981,000	HPS Corporate Lending Fund 6.750%, 1/30/2029(a)	2,999,141
10,563,000	Midcap Financial Issuer Trust 6.500%, 5/1/2028(a)	9,955,627
4,032,000	Oaktree Strategic Credit Fund 8.400%, 11/14/2028(a)	4,254,265

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued) FINANCIALS (Continued)
$1,557,000	OCREDIT BDC Senior Notes 7.770%, 3/7/2029(d),(e)	$1,557,000
		41,849,192
	HEALTH CARE — 0.4%
4,410,000	Heartland Dental LLC/Heartland Dental Finance Corp. 10.331% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	4,681,039
	TECHNOLOGY — 0.4%
5,000,000	Hlend Senior Notes 8.170%, 3/15/2028(d),(e)	5,000,000
	TOTAL CORPORATE BONDS
	(Cost $72,554,487)	74,188,944
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.9%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
63,223	Series 2012-144, Class PD, 3.500%, 4/25/2042	60,572
137,633	Freddie Mac REMICS Series 4162, Class P, 3.000%, 2/15/2033	131,118
		191,690
	AGENCY POOL ADJUSTABLE RATE — 1.7%
	Fannie Mae Pool
340,144	1.726% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	290,647
3,079,441	1.971% (30-Day SOFR Average+207.4 basis points), 8/1/2051(b)	2,674,686
237,323	1.609% (30-Day SOFR Average+209.5 basis points), 9/1/2051(b)	201,029
2,778,036	1.892% (30-Day SOFR Average+233 basis points), 4/1/2052(b)	2,377,654
	Freddie Mac Non Gold Pool
1,038,396	1.684% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	878,605
1,403,611	2.563% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,231,082
959,830	2.545% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	841,959
9,758,418	2.156% (30-Day SOFR Average+217.6 basis points), 7/1/2052(b)	8,423,693
1,253,434	3.365% (30-Day SOFR Average+221.5 basis points), 11/1/2052(b)	1,146,317
1,408,233	2.162% (30-Day SOFR Average+217.7 basis points), 5/1/2053(b)	1,215,870
		19,281,542
	AGENCY POOL FIXED RATE — 12.4%
	Fannie Mae Pool
8,399,353	1.500%, 12/1/2035	7,229,254
1,044,052	1.500%, 3/1/2036	895,997
2,061,079	1.000%, 4/1/2036	1,718,070
674,558	1.500%, 4/1/2036	578,900
1,103,278	1.500%, 4/1/2036	946,824
12,110,675	1.500%, 8/1/2036	10,393,280
868,050	1.500%, 8/1/2036	743,055

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) AGENCY POOL FIXED RATE (Continued)
$1,492,697	1.500%, 9/1/2036	$1,277,755
3,685,391	1.500%, 10/1/2036	3,154,711
11,840,281	1.000%, 12/1/2036	9,794,825
19,528,833	1.000%, 3/1/2037	16,155,149
483,626	1.500%, 11/1/2040	394,050
767,818	2.000%, 11/1/2040	644,415
1,983,490	1.500%, 12/1/2040	1,616,114
642,233	1.500%, 2/1/2041	523,280
747,875	1.500%, 3/1/2041	607,252
1,781,529	2.500%, 5/1/2041	1,537,482
1,066,131	2.000%, 7/1/2041	888,453
7,068,015	1.500%, 10/1/2041	5,730,185
10,483,257	1.500%, 11/1/2041	8,498,992
2,533,218	2.000%, 8/1/2042	2,111,040
8,272,355	2.000%, 8/1/2042	6,875,614
3,651,243	3.500%, 4/1/2044	3,348,670
5,733,120	4.000%, 6/1/2045	5,442,602
1,242,890	4.000%, 7/1/2046	1,179,473
1,414,054	4.000%, 10/1/2046	1,341,631
777,104	4.000%, 10/1/2046	737,743
1,186,909	4.000%, 3/1/2048	1,125,343
	Freddie Mac Pool
11,252,853	1.500%, 11/1/2035	9,730,952
1,989,753	1.500%, 6/1/2036	1,702,615
712,569	1.000%, 7/1/2036	592,019
3,563,588	1.500%, 8/1/2036	3,050,446
2,687,113	1.500%, 10/1/2036	2,300,180
794,591	1.500%, 11/1/2036	681,911
425,893	4.000%, 10/1/2040	404,596
391,565	4.000%, 11/1/2040	372,112
861,812	2.000%, 12/1/2040	723,302
569,173	1.500%, 2/1/2041	463,752
4,953,989	1.500%, 3/1/2041	4,022,493
1,306,252	1.500%, 5/1/2041	1,060,638
5,872,782	1.500%, 6/1/2041	4,768,526
1,572,206	1.500%, 10/1/2041	1,274,620
600,594	1.500%, 11/1/2041	487,665
1,238,634	1.500%, 11/1/2041	1,004,186
9,232,531	1.500%, 12/1/2041	7,470,576
744,331	1.500%, 1/1/2042	603,444
4,555,984	2.000%, 5/1/2042	3,796,698

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) AGENCY POOL FIXED RATE (Continued)
$3,063,818	2.000%, 8/1/2042	$2,553,211
		142,554,101
	AGENCY STRIPPED — 0.0%
60,463	Fannie Mae Interest Strip Series 284, Class 1, 0.000%, 7/25/2027	55,999

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.8%
	GS Mortgage-Backed Securities Trust
2,386,543	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	2,052,471
4,332,041	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,721,410
2,003,917	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	1,755,281
10,288,306	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	8,748,479
	J.P. Morgan Mortgage Trust
745,822	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	645,646
2,376,394	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,995,290
6,392,093	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,507,536
8,028,855	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	6,927,280
1,893,430	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	1,635,221
486,844	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	417,220
439,778	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	375,922
4,152,358	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,632,903
	PRET LLC
648,562	Series 2021-NPL6, Class A1, 2.487%, 7/25/2051(a),(j)	632,505
3,732,060	Series 2021-NPL5, Class A1, 2.487%, 10/25/2051(a),(j)	3,634,593
	Pretium Mortgage Credit Partners LLC
1,340,133	Series 2021-NPL2, Class A1, 4.992%, 6/27/2060(a),(j)	1,314,082
3,058,147	Series 2021-NPL4, Class A1, 2.363%, 10/27/2060(a),(j)	2,967,795
1,129,494	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	1,049,745
	PRPM LLC
1,880,619	Series 2021-9, Class A1, 2.363%, 10/25/2026(a),(j)	1,826,013
2,463,305	Series 2021-10, Class A1, 2.487%, 10/25/2026(a),(j)	2,394,573
1,930,698	Series 2021-11, Class A1, 2.487%, 11/25/2026(a),(j)	1,886,111
	Towd Point Mortgage Trust
279,578	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	270,215
4,434,089	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	4,137,531
685,426	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	601,666
1,815,608	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,691,620
	VCAT LLC
2,056,985	Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a),(j)	2,042,333
1,095,692	Series 2021-NPL2, Class A1, 5.115%, 3/27/2051(a),(j)	1,080,341
	VOLT LLC
2,383,421	Series 2021-NPL3, Class A1, 5.239%, 2/27/2051(a),(j)	2,344,945

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$622,285	Series 2021-NPL4, Class A1, 5.240%, 3/27/2051(a),(j)	$609,557
599,648	Series 2021-NPL9, Class A1, 4.992%, 5/25/2051(a),(j)	587,852
		66,486,136
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $228,364,674)	228,569,468
	U.S. TREASURY NOTES & BONDS — 11.5%
	U.S. Treasury Note
26,265,000	4.000%, 1/31/2029	25,852,789
42,690,000	4.250%, 2/28/2029	42,489,221
53,642,000	4.125%, 3/31/2029	53,082,884
10,896,000	4.625%, 9/30/2030	11,047,523
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $132,232,073)	132,472,417
	TOTAL BONDS & DEBENTURES
	(Cost $1,061,994,131)	1,061,611,774

Number of Shares
	COMMON STOCKS — 0.2%
	REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(d)	533,117
	SOFTWARE — 0.0%
11,258	Windstream Holdings, Inc.(e)	146,354
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.(d),(e)	1,505,840
	TOTAL COMMON STOCKS
	(Cost $1,928,416)	2,185,311
	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET INVESTMENTS — 1.1%
12,405,456	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%(k)	12,405,456

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	TREASURY BILLS — 6.0%
$69,562,000	U.S. Treasury Bill, 1.76%, 7/2/2024(l)	$69,551,972
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $81,957,428)	81,957,428

	TOTAL INVESTMENTS — 99.7%
	(Cost $1,145,879,975)	1,145,754,513
	Other Assets in Excess of Liabilities — 0.3%	3,417,409
	TOTAL NET ASSETS — 100.0%	$1,149,171,922

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $475,895,577, which represents 41.41% of Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	Restricted securities. These restricted securities constituted 2.74% of total net assets at June 30, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(e)	The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy.
(f)	Security is in default.
(g)	As of June 30, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 8 of the Notes to Financial Statements for further information on these commitments and contingencies.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Step rate security.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $1,145,879,975)	$1,145,754,513
Cash	2,647
Receivables:
Investment securities sold	1,528,439
Fund shares sold	505,096
Dividends and interest	7,472,793
Due from Advisor	55,463
Prepaid expenses	17,338
Total assets	1,155,336,289

Liabilities:
Payables:
Investment securities purchased	4,270,812
Fund shares redeemed	1,292,144
Advisory fees	472,628
Shareholder servicing fees (Note 6)	62,867
Fund services fees	43,095
Legal fees	6,996
Auditing fees	5,196
Trustees’ deferred compensation (Note 3)	2,131
Trustees’ fees and expenses	1,968
Chief Compliance Officer fees	1,627
Accrued other expenses	4,903
Total liabilities	6,164,367
Commitments and contingencies (Notes 3 and 8)
Net Assets	$1,149,171,922

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$1,157,709,133
Total distributable earnings (accumulated deficit)	(8,537,211)
Net Assets	$1,149,171,922

Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$1,090,380,700
Shares of beneficial interest issued and outstanding	108,465,869
Redemption price per share	$10.05

Advisor Class Shares:
Net assets applicable to shares outstanding	$58,791,222
Shares of beneficial interest issued and outstanding	5,849,034
Redemption price per share	$10.05

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

Investment income:
Interest	$30,534,220
Dividends	51,121
Total investment income	30,585,341

Expenses:
Advisory fees	2,671,358
Shareholder servicing fees - Institutional Class (Note 6)	301,630
Shareholder servicing fees - Advisor Class (Note 6)	30,424
Fund services fees	177,288
Registration fees	28,637
Insurance fees	17,900
Trustees’ fees and expenses	17,820
Shareholder reporting fees	16,491
Auditing fees	6,132
Legal fees	3,116
Chief Compliance Officer fees	2,518
Miscellaneous	1,061
Total expenses	3,274,375
Advisory fees waived	(314,599)
Net expenses	2,959,776
Net investment income (loss)	27,625,565

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,666,718)
Total realized gain (loss)	(2,666,718)
Net change in unrealized appreciation (depreciation) on:
Investments	1,088,714
Net change in unrealized appreciation (depreciation)	1,088,714
Net realized and unrealized gain (loss)	(1,578,004)

Net Increase (Decrease) in Net Assets from Operations	$26,047,561

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$27,625,565	$41,171,837
Total realized gain (loss) on investments	(2,666,718)	(7,223,180)
Net change in unrealized appreciation (depreciation) on investments	1,088,714	36,963,828
Net increase (decrease) in net assets resulting from operations	26,047,561	70,912,485

Distributions to Shareholders:
Distributions:
Institutional Class	(23,226,836)	(38,390,291)
Advisor Class	(1,273,461)	(1,690,759)
Total distributions to shareholders	(24,500,297)	(40,081,050)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	267,495,283	412,773,234
Advisor Class	16,345,492	60,510,395
Reinvestment of distributions:
Institutional Class	19,178,983	31,521,691
Advisor Class	451,490	498,920
Cost of shares redeemed:
Institutional Class	(106,608,766)	(249,382,045)
Advisor Class	(6,982,771)	(14,406,012)
Net increase (decrease) in net assets from capital transactions	189,879,711	241,516,183

Total increase (decrease) in net assets	191,426,975	272,347,618

Net Assets:
Beginning of period	957,744,947	685,397,329
End of period	$1,149,171,922	$957,744,947
Capital Share Transactions:
Shares sold:
Institutional Class	26,637,837	42,016,261
Advisor Class	1,628,488	6,177,559
Shares reinvested:
Institutional Class	1,918,093	3,216,171
Advisor Class	45,156	50,873
Shares redeemed:
Institutional Class	(10,627,401)	(25,424,911)
Advisor Class	(697,618)	(1,467,314)
Net increase (decrease) in capital share transactions	18,904,555	24,568,639

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,
	(Unaudited)	2023	2022[1]	2021[1]	2020[1]	2019[1]
Net asset value, beginning of period	$10.04	$9.68	$10.24	$10.29	$10.13	$10.00
Income from Investment Operations:
Net investment income (loss)[2]	0.26	0.50	0.29	0.20	0.27	0.28
Net realized and unrealized gain (loss)	(0.02)	0.34	(0.57)	(0.02)	0.20	0.10
Total from investment operations	0.24	0.84	(0.28)	0.18	0.47	0.38

Less Distributions:
From net investment income	(0.23)	(0.48)	(0.28)	(0.20)	(0.27)	(0.25)
From net realized gain	-	-	-	(0.03)	(0.04)	-
Total distributions	(0.23)	(0.48)	(0.28)	(0.23)	(0.31)	(0.25)
Net asset value, end of period	$10.05	$10.04	$9.68	$10.24	$10.29	$10.13

Total return[3]	2.39%[4]	9.02%	(2.82)%	1.77%	4.70%	3.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,090,381	$908,830	$684,315	$666,786	$332,377	$140,089

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.61%[5]	0.63%	0.67%	0.71%	0.77%	1.01%
After fees waived and expenses absorbed	0.55%[5,6]	0.54%[7]	0.51%	0.49%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.11%[5]	4.97%	2.75%	1.69%	2.25%	2.11%
After fees waived and expenses absorbed	5.17%[5]	5.06%	2.91%	1.91%	2.63%	2.74%

Portfolio turnover rate	25%[4]	55%	31%	35%	39%	30%

[1]	Audits performed for the fiscal years indicated by the Fund’s previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.554% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.55%.
[7]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.52%.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31,		For the Period Ended December 31,
	(Unaudited)	2023	2022[1]	2021[1,2]
Net asset value, beginning of period	$10.04	$9.68	$10.24	$10.32
Income from Investment Operations:
Net investment income (loss) [3]	0.26	0.49	0.34	0.13
Net realized and unrealized gain (loss)	(0.02)	0.34	(0.63)	(0.05)
Total from investment operations	0.24	0.83	(0.29)	0.08

Less Distributions:
From net investment income	(0.23)	(0.47)	(0.27)	(0.13)
From net realized gain	-	-	-	(0.03)
Total distributions	(0.23)	(0.47)	(0.27)	(0.16)
Net asset value, end of period	$10.05	$10.04	$9.68	$10.24

Total return[4]	2.37%[5]	8.86%	(2.79)%	0.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,791	$48,915	$1,083	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.66%[6]	0.68%	0.70%	3.06%[6]
After fees waived and expenses absorbed	0.60%[6,7]	0.59%[8]	0.56%	0.59%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.06%[6]	4.93%	3.32%	(0.69)%[6]
After fees waived and expenses absorbed	5.12%[6]	5.02%	3.45%	1.79%[6]

Portfolio turnover rate	25%[5]	55%	31%	35%[6]

[1]	Audits performed for the fiscal years indicated by the Fund’s previous auditor, Ernst & Young LLP.
[2]	The Advisor Class commenced operations on April 16, 2021. The data shown reflects operations for the period April 16, 2021 to December 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.604% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.60%.
[8]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.57%.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Note 1 – Organization

FPA Flexible Fixed Income Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total return, which includes income and capital appreciation, while considering capital preservation. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since December 31, 2018.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. Effective May 1, 2024, the Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) do not exceed 0.604% and 0.554% of the Fund’s average daily net assets or the one-year period ending April 30, 2025. Prior to May 1, 2024, the limit of the annual operating expenses were 0.60% and 0.55% for the Advisor Class and Institutional Class, respectively.

For the six months ended June 30, 2024, the Adviser waived a portion of its advisory fees totaling $ 314,599 for the Fund. Beginning May 1, 2024, any expenses reimbursed to the Fund by the Adviser during any of the previous 36 months may be recouped by the Adviser, provided the Fund’s Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class and 0.74% of the average net assets of the Fund attributable to the Advisor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Advisory Agreement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Adviser may recapture all or a portion of this amount no later than dates stated below:

December 31, 2024	$1,079,162
December 31, 2025	1,171,116
December 31, 2026	774,947
December 31, 2027	314,599
Total	$3,339,824

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2024, were $177,288. Such fees are reported as fund services fees on the Statement of Operations.

UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended June 30, 2024, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) were $17,820. The inclusion of such fees are reported on the Statement of Operations.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2024, were $2,518. Such fees are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,145,880,638

Gross unrealized appreciation	$11,910,217
Gross unrealized depreciation	(12,036,342)

Net unrealized appreciation/(depreciation)	$(126,125)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions

For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term investments, were $417,077,999 and $249,071,581, respectively.

Note 6 – Shareholder Servicing Plan

On April 16, 2024, the Board of Trustees (the “Board”) approved a Shareholder Service Plan. Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10% and 0.15% of its average daily net assets attributable to Institutional Class and Advisor Class shares of the Fund, respectively. The adoption of the Shareholder Service Plan does not constitute a change to the current fees being paid by Fund shareholders. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. Such fees are reported on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2024, the total unfunded amount was 0.05% of the Fund’s net assets.

As of June 30, 204, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$405,491	$(847)	$(141,922)	$(141,075)	$405,491
McDermott Tanks Secured LC	$218,452	$(493)	$(21,845)	$(21,352)	218,452

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	$-	$67,092,794	$-	$67,092,794
Collateralized Loan Obligation	-	86,781,452	-	86,781,452
Credit Card	-	28,998,397	-	28,998,397
Equipment	-	118,858,690	-	118,858,690
Other	-	115,268,791	-	115,268,791
Commercial Mortgage-Backed Securities
Agency	-	124,262,613	-	124,262,613
Agency Stripped	-	875,433	-	875,433
Non-Agency	-	66,692,587	-	66,692,587
Convertible Bonds	-	3,016,093	-	3,016,093
Corporate Bank Debt	-	12,941,072	1,593,023	14,534,095
Corporate Bonds
Communications	-	9,806,944	-	9,806,944
Consumer Discretionary	-	12,851,769	-	12,851,769
Financials	-	36,648,192	5,201,000	41,849,192
Health Care	-	4,681,039	-	4,681,039
Technology	-	-	5,000,000	5,000,000
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	191,690	-	191,690
Agency Pool Adjustable Rate	-	19,281,542	-	19,281,542
Agency Pool Fixed Rate	-	142,554,101	-	142,554,101
Agency Stripped	-	55,999	-	55,999
Non-Agency Collateralized Mortgage Obligation	-	66,486,136	-	66,486,136
U.S. Treasury Notes & Bonds	-	132,472,417	-	132,472,417
Common Stocks
Real Estate Services	-	533,117	-	533,117
Software	-	-	146,354	146,354
Transportation & Logistics	-	-	1,505,840	1,505,840
Short-Term Investments	12,405,456	69,551,972	-	81,957,428
	$12,405,456	$1,119,902,840	$13,446,217	$1,145,754,513

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning value December 31, 2023	Transfers In/(out) of Level 3 during the period	Total Realized gain/loss	Total Change in unrealized appreciation/ depreciation	Amortization of Discount (Amortization of Premium)	Net Purchases	Net Sales	Ending Value at June 30, 2024
Asset-Backed Securities	$1,465,714	$-	$-	$-	$-	$-	$(1,465,714)	$-
Common Stocks	1,612,791	-	-	39,403	-	-	-	1,652,194
Corporate Bank Debt	1,598,534	47	51	3,846	110	-	(9,565)	1,593,023
Corporate Bonds	11,184,915	(2,557,887)	-	16,972	-	1,557,000	-	10,201,000
	$15,861,954	$(2,557,840)	$51	$60,221	$110	$1,557,000	$(1,475,279)	$13,446,217

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $47 out of Level 2 into Level 3. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced. Transfers into Level 3 were due to change in valuation technique from vendor priced to a pricing model based on last executed trade.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024.

Financial Assets	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Inputs	Price/ Range	Weighted Average Price	Impact to Valuation From an Increase in Input(a)
Common Stocks	$1,505,840	Pricing Model (b)	Last Reported Trade	$ 20.00	$20.00	Increase
	146,354	Pricing Model (c)	Quotes/Prices	$ 13.00	$13.00	Increase
Corporate Bank Debt	1,756,743	Third-Party Broker Quote (d)	Quotes/Prices	$ 95.12	$95.12	Increase
	47	Pricing Model (e)	Corporate Action	0.01	0.01	Increase
	(163,767)	Pricing Model (c)	Quotes/Prices	$90.00 - $52.00	$57.07	Increase
Corporate Bonds & Notes	10,201,000	Pricing Model (f)	Cost	$ 100.00	$100.00	Decrease

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

(a)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(b)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(c)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(d)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(e)	The Pricing Model technique for Level 3 securities involves the potential of likelihood of future bankruptcy distributions.
(f)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

Note 10 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2024, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$3,644,000	$3,644,000	0.32%
Axiom Global, Inc., 10.194% (1-Month USD Libor+475basis points), 10/01/2026	11/18/2021	3,003,287	2,925,640	0.25%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 10.193% (1-Month Term SOFR +485 basis points),11/12/2027	11/12/2020	89,211	85,125	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 10.193% (1-Month Term SOFR +485 basis points), 11/12/2027	11/12/2020	1,747,719	1,671,618	0.14%
Copper Property CTL Pass Through Trust, 0.315%	1/17/2019	939,850	533,117	0.05%
Farfetch U.S. Holdings, Inc.11.575%, (3-Month Term SOFR +625 basis points), 10/20/2027	9/28/2022	2,778,233	2,775,766	0.24%
Frontier Communications Holdings LLC, 9.207% (1-Month Term SOFR +375 basis points), 10/08/2027	10/1/2020	1,082,790	1,087,647	0.09%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.331% (1-Month Term SOFR +500 basis points), 4/30/2028	5/5/2023	4,364,574	4,681,039	0.41%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	5,000,000	5,000,000	0.43%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor +425 basis points), 6/23/2025	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(847)	(141,922)	-0.01%
McDermott Tanks Secured LC, 10.406%, 12/31/2026	2/28/2020	(493)	(21,845)	0.00%
McDermott Technology Americas, Inc., 9.457% (1-Month Term SOFR +400 basis points), 12/31/2027	3/25/2024	5,353	5,717	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	1,557,000	1,557,000	0.14%
PHI Group, Inc., 2.470%	8/19/2019	615,785	1,505,840	0.13%
Polaris Newco, LLC Term Loan B, 9.343% (1-Month Term SOFR +400 basis points), 6/05/2028	6/3/2021	2,619,546	2,632,128	0.23%
WH Borrower LLC, Term Loan B, 10.817% (1-Month Term SOFR +550 basis points), 2/16/2027	2/9/2022	2,607,006	2,706,931	0.24%
Windstream Services LLC, 11.694% (1-Month Term SOFR +625 basis points), 9/21/2027	8/11/2020	738,366	807,243	0.07%
		$30,791,380	$31,455,091	2.74%

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024 (Unaudited)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on April 16, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Crescent Fund series of the Trust (the “Fund”) for an additional one-year period from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Index, the MSCI All Country World Index (the “MSCI Index”), a blended index consisting of 60% MSCI Index and 40% Bloomberg U.S. Aggregate Bond Index (the “60/40 Blended Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Moderately Aggressive Allocation category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2023; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.

In renewing the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for renewal of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, the MSCI Index return and the 60/40 Blended Index return, but below the S&P 500 Index return by 2.05%. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns and the 60/40 Blended Index return, but below the MSCI Index return and the S&P 500 Index return by 0.62% and 4.59%, respectively. For the one-year period, the Fund’s total return was above the Peer Group and Fund Universe median returns and the 60/40 Blended Index return, but below the MSCI Index return by 1.93% and the S&P 500 Index return by 6.02%. The Fund’s annualized total return for the ten-year period was above the Peer Group median return and the 60/40 Blended Index return, but below the Fund Universe median return, the MSCI Index return, and the S&P 500 Index return by 0.21%, 0.80%, and 4.90%, respectively. The Board observed that the Fund’s performance ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group for the one-, three-, five- and ten-year periods. The Board also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited) - Continued

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was above the Peer Group and Fund Universe medians by 0.205% and 0.317%, respectively. The Board considered the Advisor’s assertion that an appropriate peer group for the Fund likely does not exist, and that the Fund’s investment objective, broad opportunity set, and the related skills required to effectively execute on the Fund’s investment objective and opportunity set are far greater than most other funds in the Peer Group. The Board considered that the advisory fee paid by the Fund was in the range of fees charged by the Advisor to manage institutional accounts and hedge funds and to sub-advise other mutual funds with similar objectives and policies as the Fund, and the Board considered the Advisor’s discussion of the differences between the services provided by the Advisor to the Fund and those provided by the Advisor to the sub-advised funds, institutional accounts and hedge funds. The Board also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.25% and 0.27%, respectively. The Board considered that the annual total expenses of the Fund were likely higher than the Peer Group and Fund Universe medians because of the Fund’s higher advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited) - Continued

Advisor Profitability and Costs

The Board and the Independent Trustees considered information provided by the Advisor regarding the Advisor’s costs in providing services to the Fund, the profitability of the Advisor and the benefits to the Advisor from its relationship to the Fund. They reviewed and considered the Advisor’s representations regarding its assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost, and overhead costs with respect to the provision of investment advisory services. The Independent Trustees discussed with the Advisor the general process through which individuals’ compensation is determined and then reviewed by the management committee of the Advisor, as well as the Advisor’s methods for determining that its compensation levels are set at appropriate levels to attract and retain the personnel necessary to provide high quality professional investment advice. The Board and the Independent Trustees recognized that the Advisor is entitled under the law to earn a reasonable level of profits for the services that it provides to the Fund. The Board observed that the Advisor had waived a portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Fund was reasonable.

Economies of Scale

The Board and the Independent Trustees considered, and discussed with the Advisor, whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the advisory fee rate is reasonable in relation to the Fund’s asset levels and any economies of scale that may exist. The Board and the Independent Trustees considered the Advisor’s representation that its internal costs of providing investment management services to the Fund have increased in recent years as a result of a number of factors, including the ongoing and growing complexity of the Fund’s investments, as well as the Advisor’s investment in building a highly-seasoned trading, compliance, valuation, client service and operations staff to support the Advisor’s investment teams. The Trustees also noted the Advisor’s representation that it would continue making such investments in its personnel, systems, and facilities in an effort to maintain and increase the level and quality of services that it provides to the Fund. The Trustees also considered the Advisor’s willingness to close funds to new investors when it believes that a fund has limited capacity to grow or when it otherwise would be detrimental to fund shareholders.

The Board and the Independent Trustees recognized that the advisory fee schedule for the Fund does not have breakpoints. They considered that many registered funds have breakpoints in the advisory fee structure as a means by which to share in the benefits of potential economies of scale as a fund’s assets grow. They also considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Trustees considered the Advisor’s statement that it believes that breakpoints are currently not warranted for the Fund given the ongoing investments the Advisor is making in its business for the benefit of the Fund, uncertainties regarding the direction of the economy, and uncertainties regarding future growth or contraction in the Fund’s assets, all of which could negatively impact the Advisor’s profitability. The Board and the Independent Trustees concluded that the Fund is benefitting from the ongoing investments made by the Advisor in its team of personnel serving the Fund and in the Advisor’s service infrastructure, and that in light of these investments, the addition of breakpoints to the Fund’s advisory fee structure was not warranted at current asset levels.

FPA Crescent Fund

Board Consideration of Investment Advisory Agreement (Unaudited) - Continued

Benefits to the Advisor

The Board and the Independent Trustees considered other “fall out” benefits to the Advisor as a result of its relationship with the Fund, other than the advisory fee, including research services provided to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on April 16, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Flexible Fixed Income Fund series of the Trust (the “Fund”) for an additional one-year period from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Universal Bond Index (the “Bloomberg Index”), the Consumer Price Index (“CPI”) + 200 basis points, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Nontraditional Bond category (the “Fund Universe”) for the one-, three-, and five-year periods ended December 31, 2023; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.

In renewing the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for renewal of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, the Bloomberg Index return, and the CPI + 200 basis points. For the three-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns and the Bloomberg Index return, but below the CPI + 200 basis points by 3.69%. The Fund’s annualized total return for the five-year period was above the Fund Universe median return and the Bloomberg Index return, and was the same as the Peer Group median return, but was below the CPI + 200 basis points by 2.06%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the CPI + 200 basis points over the three- and five-year periods was due to its unwillingness to take on uncompensated risk in low yield environments, coupled with unexpectedly high inflation over the past few years.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited) - Continued

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than both the Peer Group and Fund Universe medians. The Trustees considered that the Fund’s advisory fee was the same as or higher than the fees that the Advisor charges to manage separate accounts for institutional investors with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the institutional separate accounts that the Advisor manages, and noted the differences between the services provided by the Advisor to the Fund and those provided to the institutional separate accounts. The Trustees also noted that the Fund’s advisory fee was among the lowest of the advisory fees paid by other series of the Trust managed by the Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Advisor Profitability and Costs

The Board and the Independent Trustees considered information provided by the Advisor regarding the Advisor’s costs in providing services to the Fund, the profitability of the Advisor and the benefits to the Advisor from its relationship to the Fund. They reviewed and considered the Advisor’s representations regarding its assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost, and overhead costs with respect to the provision of investment advisory services. The Independent Trustees discussed with the Advisor the general process through which individuals’ compensation is determined and then reviewed by the management committee of the Advisor, as well as the Advisor’s methods for determining that its compensation levels are set at appropriate levels to attract and retain the personnel necessary to provide high quality professional investment advice. The Board and the Independent Trustees recognized that the Advisor is entitled under the law to earn a reasonable level of profits for the services that it provides to the Fund. The Board observed that the Advisor had waived a portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Fund was reasonable.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited) - Continued

Economies of Scale

The Board and the Independent Trustees considered, and discussed with the Advisor, whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the advisory fee rate is reasonable in relation to the Fund’s asset levels and any economies of scale that may exist. The Board and the Independent Trustees considered the Advisor’s representation that its internal costs of providing investment management services to the Fund have increased in recent years as a result of a number of factors, including the ongoing and growing complexity of the Fund’s investments, as well as the Advisor’s investment in building a highly-seasoned trading, compliance, valuation, client service and operations staff to support the Advisor’s investment teams. The Trustees also noted the Advisor’s representation that it would continue making such investments in its personnel, systems, and facilities in an effort to maintain and increase the level and quality of services that it provides to the Fund. The Trustees also considered the Advisor’s willingness to close funds to new investors when it believes that a fund has limited capacity to grow or when it otherwise would be detrimental to fund shareholders.

The Board and the Independent Trustees recognized that the advisory fee schedule for the Fund does not have breakpoints. They considered that many registered funds have breakpoints in the advisory fee structure as a means by which to share in the benefits of potential economies of scale as a fund’s assets grow. They also considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Trustees considered the Advisor’s statement that it believes that breakpoints are currently not warranted for the Fund given the ongoing investments the Advisor is making in its business for the benefit of the Fund, uncertainties regarding the direction of the economy, and uncertainties regarding future growth or contraction in the Fund’s assets, all of which could negatively impact the Advisor’s profitability. The Board and the Independent Trustees concluded that the Fund is benefitting from the ongoing investments made by the Advisor in its team of personnel serving the Fund and in the Advisor’s service infrastructure, and that in light of these investments, the addition of breakpoints to the Fund’s advisory fee structure was not warranted at current asset levels.

Benefits to the Advisor

The Board and the Independent Trustees considered other “fall out” benefits to the Advisor as a result of its relationship with the Fund, other than the advisory fee, including research services provided to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

FPA Flexible Fixed Income Fund

Board Consideration of Investment Advisory Agreement (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1)	Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/24

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/9/24